EQ Advisors TrustSM

Prospectus dated May 1, 2008

This Prospectus describes Portfolios* offered by EQ Advisors Trust and the Class IA and Class IB shares offered by the Trust on behalf of each Portfolio that you can choose as investment alternatives. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Prospectus contains information you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

Equity Portfolios

EQ/AllianceBernstein Common Stock

EQ/AllianceBernstein International

EQ/AllianceBernstein Small Cap Growth

EQ/AllianceBernstein Value

EQ/BlackRock International Value**

EQ/Boston Advisors Equity Income

EQ/Calvert Socially Responsible

EQ/Capital Guardian Growth

EQ/Capital Guardian Research

EQ/GAMCO Small Company Value

EQ/International Growth

EQ/JPMorgan Value Opportunities

EQ/Lord Abbett Mid Cap Value

EQ/Montag & Caldwell Growth

EQ/Small Company Index

EQ/T. Rowe Price Growth Stock**

EQ/Van Kampen Mid Cap Growth

EQ/Van Kampen Real Estate

Fixed Income Portfolios

EQ/AllianceBernstein Quality Bond

EQ/Bond Index

EQ/Caywood-Scholl High Yield Bond

EQ/Government Securities

EQ/JPMorgan Core Bond

EQ/Long Term Bond

EQ/Money Market

EQ/PIMCO Real Return

EQ/Short Duration Bond

*	Not all of these Portfolios may be available as an investment in your variable life or annuity product or under your retirement plan. In addition, certain of these Portfolios may be available only as underlying investment portfolios of certain other portfolios of EQ Advisors Trust and may not be available directly as an investment plan under your variable life or annuity product or retirement plan. Please consult your product prospectus or retirement plan documents to see which Portfolios are available under your contract or plan.
**	Please see next page “Overview – Information on Portfolio Name Changes.”

The Securities and Exchange Commission has not approved or disapproved any Portfolio’s shares or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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EQ Advisors Trust

Overview

EQ ADVISORS TRUST

EQ Advisors Trust (the “Trust”) consists of twenty-seven (27) distinct mutual funds, each with its own investment strategy and risk/reward profile. This Prospectus describes the Class IA and Class IB shares of twenty-seven (27) of the Trust’s Portfolios. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”), for the Trust’s Class IB shares. Each Portfolio is a diversified Portfolio, except for the EQ/Van Kampen Real Estate Portfolio, which is a non-diversified Portfolio. Information on each Portfolio, including its investment objectives, investment strategies and investment risks can be found on the pages following this Overview. In addition, a Glossary of Terms is provided at the back of this Prospectus.

The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Life and Annuity Company, other affiliated or unaffiliated insurance companies and to The 401(k) Plan sponsored by AXA Equitable (“Equitable Plan”). Shares also may be sold to other tax-qualified retirement plans, to other series of the Trust and to series of AXA Premier VIP Trust, a separate registered investment company managed by AXA Equitable that currently sells its shares to such accounts and plans. The Prospectus is designed to help you make informed decisions about the Portfolios that are available under your Contract or under the Equitable Plan or other retirement plan. You will find information about your Contract and how it works in the accompanying prospectus for the Contract if you are a Contractholder or participant in a retirement plan under a Contract. Please read that prospectus carefully and retain it for future reference.

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), is the investment manager to each Portfolio.

The day-to-day portfolio management of each Portfolio is provided by investment sub-advisers (the “Advisers”). Information regarding the Manager and the Advisers is included under “Management of the Trust” and “About the Investment Portfolios” in this Prospectus. The Manager has been granted relief by the Securities and Exchange Commission (“SEC”) to appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval (the “Multi-Manager Order”). The Manager also may allocate a Portfolio’s assets to additional Advisers subject to approval of the Trust’s Board of Trustees. If a new Adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Adviser”), such as AllianceBernstein L.P. unless the advisory agreement with the Affiliated Adviser is approved by the affected Portfolio’s shareholders.

The co-distributors of the Portfolios are AXA Advisors, LLC and AXA Distributors, LLC.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosures carefully before investing.

Information on Portfolio Name Changes

Information on Portfolio Name Changes
Portfolio Name Until May 25, 2007	Portfolio Name After May 25, 2007
EQ/Mercury International Value Portfolio	EQ/BlackRock International Value Portfolio

Portfolio Name Until July 6, 2007	Portfolio Name After July 6, 2007
EQ/TCW Equity Portfolio	EQ/T. Rowe Price Growth Stock Portfolio

2	Overview	EQ Advisors Trust

EQ Advisors Trust	Table of contents	3

1. About the investment portfolios

This section of the Prospectus provides a complete description of the principal investment objective, strategies, and risks of each of the Portfolios. Of course, there can be no assurance that any Portfolio will achieve its investment objective. The investment objective and, except as otherwise noted, the investment policies of a Portfolio are not fundamental policies and may be changed without a shareholder vote.

As described more fully on the following pages, the EQ/AllianceBernstein Common Stock, EQ/AllianceBernstein Small Cap Growth, EQ/Boston Advisors Equity Income, EQ/GAMCO Small Company Value, EQ/Lord Abbett Mid Cap Value, EQ/Small Company Index, EQ/T. Rowe Price Growth Stock, EQ/Van Kampen Mid Cap Growth, EQ/Van Kampen Real Estate Portfolio, EQ/AllianceBernstein Quality Bond, EQ/Bond Index, EQ/Caywood-Scholl High Yield Bond, EQ/Government Securities, EQ/JPMorgan Core Bond, EQ/Long Term Bond, EQ/Short Duration Bond Portfolios each has a policy that it will invest at least 80% of its net assets in the particular type of investment suggested by its name. The EQ/BlackRock International Value Portfolio has a policy that it will invest at least 80% of its net assets in a particular type of investment. These policies may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the affected Portfolio.

For temporary defensive purposes, each Portfolio (other than the EQ/Small Company Index, EQ/Government Securities, EQ/Bond Index and EQ/Long Term Bond Portfolios) may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent that a Portfolio is invested in these instruments, the Portfolio will not be pursuing its investment goal.

Please note that:

•

A fuller description of each of the principal risks and of the benchmarks is included in the section “More Information on Risks and Benchmarks,” which follows the description of each Portfolio in this section of the Prospectus.

•	Additional information concerning each Portfolio’s strategies, investments, and risks can also be found in the Trust’s Statement of Additional Information.

4	About the investment portfolios	EQ Advisors Trust

Equity Portfolios

EQ/AllianceBernstein Common Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks. The Portfolio also invests in other equity-type securities (such as preferred stock or convertible debt) that the Adviser believes will share in the growth of the economy over a long-term period.

The Portfolio invests primarily in common stocks that are listed on national securities exchanges, generally those companies with large market capitalizations. Smaller amounts may be invested in stocks that are traded over-the-counter, which generally include stocks of companies with small market capitalization. The Portfolio generally will not invest more than 20% of its total assets in foreign securities.

The Portfolio invests in both growth-oriented and value-oriented stocks of companies of any size. By combining growth and value in a single portfolio, the Adviser seeks to smooth performance over time and to ensure that premiums are driven by security selection. The Adviser seeks to invest the growth portion of the Portfolio in companies with strong business models and market positions that offer the prospect of sustained, superior earnings growth. Relying on a bottom-up stock selection process driven by fundamental research, the Adviser seeks to identify such companies at an early stage. The Adviser seeks to invest the value portion of the Portfolio in companies that are trading at a discount to their long-term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Adviser may also own securities if they reduce portfolio risk or are diversifying to the Portfolio. The Adviser relies on a disciplined stock selection process that combines fundamental research and financial forecasts to seek to identify such companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Common Stock Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Common Stock Portfolio whose inception date is January 13, 1976, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
28.39% (1998 4th Quarter)	–19.29% (2002 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Common Stock Portfolio — Class IA Shares	3.73%	15.59%	5.58%
EQ/AllianceBernstein Common Stock Portfolio — Class IB Shares	3.48%	15.32%	5.31%
S&P 500 Index†	5.49%	12.83%	5.91%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

EQ Advisors Trust	About the investment portfolios	5

Equity Portfolios (continued)

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Common Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.47%	0.47%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses*	0.60%	0.85%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.59% for Class IA shares and 0.84% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$61	$87
3 Years	$192	$271
5 Years	$333	$471
10 Years	$747	$1,049

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the Portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

6	About the investment portfolios	EQ Advisors Trust

EQ/AllianceBernstein International Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests in both growth-oriented and value-oriented stocks of non-U.S. companies. These non-U.S. companies may have operations in the United States, in their country of incorporation and/or in other countries.

The growth portion of the Portfolio invests primarily in a diversified portfolio of equity securities selected principally to permit participation in non-U.S. companies or foreign governmental enterprises that the Adviser believes have prospects for growth. This portion of the Portfolio may invest anywhere in the world (including developing countries or “emerging markets”), although it will not generally invest in the United States. Developing countries in which the growth portion of the Portfolio may invest include, among others, Mexico, Brazil, Hong Kong, India, Poland, Turkey and South Africa.

The portion of the Portfolio invested in value-oriented stocks will invest primarily in equity securities of issuers in countries that comprise the MSCI EAFE Index and Canada. MSCI EAFE countries currently include Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. For this portion of the Portfolio, the Adviser uses a value oriented approach to stock selection in that it generally invests in stocks with low price-to-earnings ratios, low price-to-book ratios and high dividend yields. The value portion of the Portfolio will be diversified among many foreign countries (including developing countries or “emerging markets”) not necessarily in the same proportion that the countries are represented in the MSCI EAFE Index. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio intends to have represented in the Portfolio business activities in not less than three different countries.

The Portfolio may also invest in any type of investment grade, fixed income security including, but not limited to, preferred stock, convertible securities, bonds, notes and other evidences of indebtedness of foreign issuers, including obligations of foreign governments. Although no particular proportion of stocks, bonds or other securities is required to be maintained, the Portfolio intends under normal market conditions to invest primarily in equity securities.

The Portfolio may also make use of various other investment strategies, including the purchase and sale of shares of other mutual funds investing in foreign securities. The Portfolio may, to a limited extent, also use derivatives, including: writing covered call and put options and purchasing call and put options on individual equity securities, securities indexes, and foreign currencies. The Portfolio may, to a limited extent, also purchase and sell stock index, foreign currency and interest rate futures contracts and options on such contracts, as well as forward foreign currency exchange contracts.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance International Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance International Portfolio whose inception date is April 3, 1995, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

EQ Advisors Trust	About the investment portfolios	7

Equity Portfolios (continued)

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
25.49% (1999 4th Quarter)	–20.46% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein International Portfolio — Class IA Shares	11.98%	20.77%	7.68%
EQ/AllianceBernstein International Portfolio — Class IB Shares	11.69%	20.52%	7.39%
MSCI EAFE Index†	11.17%	21.59%	8.66%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein International Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.71%	0.71%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.89%	1.14%
Less Fee Waiver/Expense Reimbursement*	–0.04%	–0.04%
Net Annual Portfolio Operating Expenses**	0.85%	1.10%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$87	$112
3 Years	$280	$358
5 Years	$489	$624
10 Years	$1,092	$1,383

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on

8	About the investment portfolios	EQ Advisors Trust

AllianceBernstein’s growth, value and fixed-income investment teams and, in turn, the fundamental research of AllianceBernstein’s large internal research staff. The primary day-to-day responsibilities for coordinating the portfolio’s investments resides with Seth Masters, the Chief Investment Officer (“CIO”) of the Blend Investment Policy Team.

Mr. Masters has served as CIO — Style Blend and Core Equity Services and headed the US and global style blend teams since 2002. He serves on AllianceBernstein’s Executive Committee, a group of key senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Mr. Masters joined AllianceBernstein in 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	9

Equity Portfolios (continued)

EQ/AllianceBernstein Small Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small capitalization companies (currently considered by the Adviser to mean companies with market capitalizations between $300 million and $3 billion at the time of purchase.

The Portfolio invests primarily in U.S. common stocks and other equity-type securities issued by smaller companies with favorable growth prospects. The Portfolio also may invest in securities of mid-cap companies. The Portfolio may at times invest in companies in cyclical industries, companies whose securities are temporarily undervalued, companies in special situations (e.g., change in management, new products or changes in customer demand) and less widely known companies. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio generally engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

When market or financial conditions warrant, the Portfolio may invest in other equity-type securities (such as preferred stocks and convertible debt instruments) and investment grade corporate fixed income securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Fixed Income Risk

Interest Rate Risk

Investment Grade Securities Risk

•	Growth Investing Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

•	Small-Cap and Mid Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
28.02% (1999 4th Quarter)	–28.09% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IA Shares	17.00%	18.21%	6.96%
EQ/AllianceBernstein Small Cap Growth Portfolio — Class IB Shares	16.70%	17.90%	6.69%
Russell 2500 Growth Index†	9.69%	17.43%	6.62%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

10	About the investment portfolios	EQ Advisors Trust

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Small Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.74%	0.74%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses*	0.87%	1.12%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Total Annual Portfolio Operating Expenses for the Portfolio would be 0.86% for Class IA shares and 1.11% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$89	$114
3 Years	$278	$356
5 Years	$482	$617
10 Years	$1,073	$1,363

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s US Small/SMID Cap Growth Team, which is responsible for management of all of AllianceBernstein’s US Small/SMID Cap Growth accounts. The US Small/SMID Cap Growth Team relies heavily on its fundamental analysis and research. In addition, the team draws upon the research of AllianceBernstein’s industry analysts as well as other portfolio management teams. The four members of the US Small/SMID Cap Growth Team with the most significant responsibility for the day-to-day management of the Portfolio are: Bruce Aronow, Samantha Lau, Kumar Kirpalani and Wen-TseTseng.

Bruce Aronow is Senior Vice President, Portfolio Manager/Research Analyst and serves as team leader for the Small/SMID Cap Growth Team. He is also responsible for research and portfolio management for the Small/SMID Cap Growth consumer/commercial sectors. Mr. Aronow joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Samantha Lau is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth technology sector. Ms. Lau joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Kumar Kirpalani is Senior Vice President, Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth industrial, financial and energy sector. Mr. Kirpalani joined AllianceBernstein in 1999 and has had portfolio management responsibilities since that time.

Wen-TseTeng is Vice President and Portfolio Analyst/Manager and is responsible for research and portfolio management for the Small/SMID Cap Growth healthcare sector. Prior to joining AllianceBernstein in March 2006, Mr. Teng was the healthcare sector portfolio manager at William D. Witter since August 2003 and with Weiss, Peck & Greer, from April 2002 to August 2003.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

Equity Portfolios (continued)

EQ/AllianceBernstein Value Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities that the Adviser believes are trading at a discount to their long term earnings power, usually because of a situation the Adviser’s research suggests will be temporary. The Portfolio also may own securities if they reduce portfolio risk or are diversifying to the Portfolio. Equity securities include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks. The Portfolio generally invests in large-cap companies, which are defined for purposes of this Portfolio as companies with market capitalizations of $1 billion or more.

In managing the Portfolio, the Adviser uses a value-oriented, “bottom-up” approach (individual stock selection) to find companies that have:

•	low price to earnings ratios;

•	high yield;

•	unrecognized assets;

•	the possibility of management change; and/or

•	the prospect of improved profitability.

The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest up to 20% of its assets in U.S. Government securities and investment grade debt securities of domestic corporations rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investor Services, Inc.

The Portfolio may also invest up to 10% of its assets in foreign equity or debt securities, or depositary receipts.

The Portfolio may also invest without limitation in high-quality short-term money market instruments. The Portfolio may, to a limited extent, engage in options transactions, including writing covered call options or foreign currencies to offset costs of hedging and writing and purchasing put and call options on securities. Although the Portfolio will engage in options transactions primarily to hedge its portfolio, it may use options to increase returns and there is the risk that these transactions sometimes may reduce returns or increase volatility. The Portfolio may also borrow money for leveraging purposes.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Investment Grade Securities Risk

Interest Rate Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Leveraging Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The Portfolio’s commencement date was January 1, 1998. The table below shows the Portfolio’s average annual total returns for the Portfolio for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to March 1, 2001.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
23.34% (1998 4th Quarter)	–18.23% (2002 3rd Quarter)

12	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Value Portfolio — Class IA Shares**	–4.30%	12.56%	7.01%
EQ/AllianceBernstein Value Portfolio — Class IB Shares	–4.55%	12.28%	6.83%
Russell 1000 Value Index†	–0.17%	14.63%	7.69%
**	For periods prior to the date Class IA shares commenced operations (May 18, 2001), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.59%	0.59%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.71%	0.96%
Less Fee Waiver/Expense Reimbursement*	–0.01%	–0.01%
Net Annual Portfolio Operating Expenses**	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager had agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.62% for Class IA shares and 0.87% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$72	$97
3 Years	$226	$305
5 Years	$394	$530
10 Years	$882	$1,177

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein has been the Adviser to the Portfolio since March 1, 2001. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn Fedak has been Chief Investment Officer — US Value Equities and Chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the AllianceBernstein value equities business. She serves on AllianceBernstein’s Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had

EQ Advisors Trust	About the investment portfolios	13

Equity Portfolios (continued)

served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance Capital Management, L.P. in 2000.

John Mahedy was named Co-Chief Investment Officer — US Value Equities in 2003. He continues to serve as Director of Research — US Value Equities, a position he has held since 2001.

John Phillips is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips joined AllianceBernstein in 1994 and has had portfolio management responsibilities since that time.

Chris Marx is a Senior Portfolio Manager and member of the US Value Equity Investment Policy Group. He joined AllianceBernstein in 1997 as a research analyst and has had portfolio management responsibilities for the past five years. He has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

14	About the investment portfolios	EQ Advisors Trust

EQ/BlackRock International Value Portfolio

INVESTMENT OBJECTIVE: Seeks to provide current income and long-term growth of income, accompanied by growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in securities of companies located in the developed foreign markets. The Portfolio invests in at least ten foreign markets to ensure diversification. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in stocks that pay dividends. Such equity securities normally include common stocks, preferred stocks, securities convertible into common or preferred stocks and warrants. The countries in which the Portfolio may invest include emerging market countries.

The Portfolio considers the following to be issuers of securities located in a country other than the U.S.:

•	companies organized under the laws of a country other than the U.S. with a principal office outside the U.S.;

•	companies that earn 50% or more of their total revenues from business outside the U.S.;

•	companies with 50% or more of their assets located in a country outside of the U.S.; and

•	companies whose securities are principally traded in foreign markets.

The Portfolio may, to a limited extent, engage in a variety of transactions using derivatives, such as futures, options, warrants, and forward and swap contracts on both securities and currencies.

The Portfolio may invest in any type of company and may invest in companies of any size. In investing the Portfolio’s assets, the Adviser follows a value investing style, focusing on the stocks that the Adviser believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include a low price-to-earnings ratio relative to the market and other intrinsic characteristics, a high yield relative to the market and a low price-to-book ratio relative to the market. Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, individual companies may have high rates of earnings growth and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
36.26% (1999 4th Quarter)	–20.57% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	15

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/BlackRock International Value Portfolio — Class IA Shares**	10.45%	19.33%	10.29%
EQ/BlackRock International Value Portfolio — Class IB Shares	10.22%	19.05%	10.14%
MSCI EAFE Index†	11.17%	21.59%	8.66%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/BlackRock International Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.81%	0.81%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	1.00%	1.25%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses**	1.00%	1.25%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$102	$127
3 Years	$318	$397
5 Years	$552	$686
10 Years	$1,225	$1,511

WHO MANAGES THE PORTFOLIO

BlackRock Investment Management International Limited (“BlackRock International”), 33 King William Street, London EC4R 9AS England. BlackRock International, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock International and its affiliates had approximately $1.3 trillion in assets under management.

A team of investment professionals that includes James A. MacMillan and Robert Weatherston is jointly and primarily responsible for the day-to-day management of the Portfolio.

Mr. MacMillan, the Portfolio’s senior portfolio manager, has been managing the Portfolio since December 2003. He has been a Managing Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Managing Director of Merrill Lynch Investment Managers, L.P., (“MLIM”) since 2000.

Mr. Weatherston has been a portfolio manager of the Portfolio since December 2003. He has been a Director of, and Portfolio Manager with, BlackRock since October 2006. Prior thereto, he was a Director of MLIM since 2005 and was a Vice President from 1999 to 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

16	About the investment portfolios	EQ Advisors Trust

EQ/Boston Advisors Equity Income Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a combination of growth and income to achieve an above-average and consistent total return.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio intends to invest primarily in dividend-paying common stocks of U.S. large capitalization companies. Large capitalization companies currently are treated as those companies with market capitalization in excess of $10 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies.

The Portfolio invests primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth and income, such as preferred stocks, warrants and securities convertible into common stock. The Portfolio may invest up to 20% of its assets in foreign securities, including securities of issuers located in developed and developing economies. The Portfolio may invest in foreign issuers through depository receipts.

The Adviser focuses primarily on companies that offer the potential for capital appreciation combined with an above market level of dividend income. In choosing investments, the Adviser utilizes a quantitative process to identify and evaluate companies for potential investment. The Adviser generally uses the following guidelines in constructing the portfolio: (1) each individual stock holding will pay a dividend at least annually; (2) the overall portfolio yield will be greater than the dividend yield on the S&P 500 Index; and (3) at least 80% of the stocks (measured by net assets) will pay a dividend that exceeds the dividend yield on the S&P 500 Index. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depository Receipts Risk

Emerging Markets Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Income Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Income Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
15.82% (2003 4th Quarter)	–17.49% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	17

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Boston Advisors Equity Income Portfolio — Class IA Shares**	3.89%	13.94%	5.83%
EQ/Boston Advisors Equity Income Portfolio — Class IB Shares	3.61%	13.76%	5.74%
Russell 1000 Value Index†	–0.17%	14.63%	7.15%
**	For periods prior to the date Class IA shares commenced operations (December 13, 2004), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risk and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Boston Advisors Equity Income Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.89%	1.14%
Less Fee Waiver/Expense Reimbursement*	–0.09%	–0.09%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$82	$107
3 Years	$275	$353
5 Years	$484	$619
10 Years	$1,088	$1,378

WHO MANAGES THE PORTFOLIO

Boston Advisors, LLC (“Boston Advisors”), One Federal Street, 20th Floor, Boston, Massachusetts 02110, is the Adviser to the Portfolio. Boston Advisors and its predecessor company have been providing investment counseling since 1992. Total assets under management for Boston Advisors as of December 31, 2007 were $2.1 billion.

The management of and investment decisions for the Portfolio are made by the Institutional Portfolio Management team of Boston Advisors. Each member of the investment team serves as Portfolio Manager and Analyst. The members of the Institutional Portfolio Management team are: Michael J. Vogelzang, CFA, Douglas A. Riley, CFA, and Lisa A. Sebesta, CFA.

Michael J. Vogelzang, CFA, is President and Chief Investment Officer of Boston Advisors and heads the management team for the Portfolio. Mr. Vogelzang has been President and Chief Investment Officer of Boston Advisors since 1997.

Douglas A. Riley, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2002.

Lisa A. Sebesta, CFA, is Senior Vice President and Portfolio Manager and has been with Boston Advisors in that capacity since 2006. Prior to that time, she was a Portfolio Manager at Batterymarch Financial Management since 2000.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

18	About the investment portfolios	EQ Advisors Trust

EQ/Calvert Socially Responsible Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets in large-cap companies, which are defined as those whose market capitalization falls within the range of the S&P 500 Index that meet both investment and social criteria. The practical application of this strategy involves Calvert and Bridgeway using a rigorous and tandem two-step investment process for evaluating potential investments. Once identified as an attractive financial opportunity, a critical second evaluation of the company’s performance on a variety of social issues is performed. Calvert’s in-house Social Research Department conducts the analysis of each company’s societal impact. Financial analysis and security selection is done by Bridgeway.

The Portfolio invests in companies that are committed to meeting the challenges of the future with an expanded view of corporate responsibility.

Investment Criteria: Bridgeway’s stock selection will be based on proprietary quantitative models utilizing a pre-screened universe of approved equities from Calvert. Bridgeway, a quantitative shop, uses various multi-variable quantitative models for the equity selection process. These models approach opportunities from different directions and include growth, growth at a reasonable price, value and momentum models. Bridgeway uses multiple models to seek to offset any biases that one model may provide and such models are based on publicly available financial information. Stock selection is a bottom-up approach based on the statistical models. Some top-down techniques for seeking to manage risk include maintaining appropriate sector balance and concentration, managing company level risk, eliminating non-quantifiable risk (such as from litigation) and monitoring data quality. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 10% of its total assets in foreign securities. The Portfolio may also invest up to 15% of its net assets in illiquid securities, which are securities that cannot be readily sold because there is no active market for them.

The Portfolio may invest in derivative instruments, such as foreign currency contracts (up to 5% of its total assets), options on securities and indices (up to 5% of its total assets), and futures contracts (up to 5% of its net assets). The Portfolio may, to a limited extent, invest in exchange-traded stock index options and futures, which is expected to help keep the long-term average market risk of the Portfolio roughly equal to the market itself. At any one point in time, however, the Portfolio’s market exposure may be as high as 150% or as low as 50% of the market.

Social Criteria: The Portfolio seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address the corporate responsibility and sustainability challenges of the 21st century. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, indigenous peoples rights, community relations, and positive product and business practices, as well as corporate governance. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company as well as investment performance.

Calvert has developed social investment criteria for the Portfolio, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert. All social criteria may be changed by Calvert’s Board of Directors without shareholder approval.

The Portfolio seeks to invest in companies that:

•	Have good environmental compliance and performance records, develop and market innovative products and services, and embrace and advance sustainable development.

•

Provide safe and healthy work environments; negotiate fairly with their workers; treat their employees with dignity and respect; and provide opportunities for women, minorities, and others who have been discriminated against or denied equal opportunities.

•	Are responsible corporate citizens abroad, as well as at home, by developing and observing appropriate human rights standards.

•	Respect indigenous peoples and their territories, cultures, environment and livelihood.

•	Produce or market products and services that are safe and enhance the health or quality of life of consumers.

•	Contribute to the quality of life in the communities where they operate, such as through corporate philanthropy and employee volunteerism.

•

Have sound corporate governance and business ethics policies and practices, including independent and diverse boards, independent auditors, respect for shareholder rights, and good legal and regulatory compliance records.

The Fund seeks to avoid investing in companies that:

•	Are the subject of serious labor related actions by federal, state or local regulatory agencies.

•

Have recent significant environmental fines or violations; are significantly responsible for environmental accidents; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

•	Have serious and persistent human rights problems or directly support governments that systematically deny human rights.

•	Have a pattern and practice of violating the rights of indigenous peoples.

•

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, labeling, protection of indigenous rights, the interests of organic farmers and the interests of developing countries generally.

EQ Advisors Trust	About the investment portfolios	19

Equity Portfolios (continued)

•	Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

•	Manufacture tobacco products.

•

Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty of Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

•	Are significantly involved in the manufacturer of alcoholic beverages.

•	Have direct involvement in gambling operations.

•	Have poor corporate governance or engage in harmful or unethical business practices.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is September 1, 1999. The table shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser participated in the management of the Portfolio prior to June 13, 2005.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.47% (2001 4th Quarter)	–19.77% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Calvert Socially Responsible Portfolio — Class IA Shares**	12.38%	11.48%	1.49%
EQ/Calvert Socially Responsible Portfolio — Class IB Shares	12.10%	11.20%	1.33%
Russell 1000 Growth Index†	11.81%	12.11%	–0.51%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Calvert Socially Responsible Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.23%	0.23%
Total Annual Portfolio Operating Expenses	0.88%	1.13%
Less Fee Waiver/Expense Reimbursement*	–0.08%	–0.08%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†

The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of

20	About the investment portfolios	EQ Advisors Trust

Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years, of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$82	$107
3 Years	$273	$351
5 Years	$480	$615
10 Years	$1,077	$1,367

WHO MANAGES THE PORTFOLIO

Calvert Asset Management Company, Inc. (“Calvert”), 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Calvert has been the Adviser to the Portfolio since the Portfolio commenced operations. It has been managing mutual funds since 1976. Calvert is the investment adviser for over 28 mutual fund portfolios, including the first and largest family of socially screened funds. Calvert provides the social investment research and screening of the Portfolio’s investments. As of December 31, 2007, Calvert had over $16 billion in assets under management.

Bridgeway Capital Management, Inc. (“Bridgeway”), 5615 Kirby Drive, Suite 518, Houston, Texas 77005. Bridgeway provides investment management services to investment companies, pension and profit sharing plans, corporations and individuals. Bridgeway is responsible for financial analysis and security selection with respect to the Portfolio. As of December 31, 2007, Bridgeway had over $6.1 billion in assets under management.

John Montgomery is primarily responsible for the day-to-day management of the Portfolio. Mr. Montgomery, who founded Bridgeway in 1993 and has served as its President since that time, has more than 15 years experience in the investment management industry and oversees the firm’s disciplined quantitative investment strategy.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	21

Equity Portfolios (continued)

EQ/Capital Guardian Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Adviser seeks to achieve the Portfolio’s investment objective by investing primarily in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depository Receipts (“ADRs”) and other U.S.-registered foreign securities. The Portfolio also may invest, to a limited extent, in foreign securities. The Portfolio normally will be invested primarily in common stocks, or securities convertible or exchangeable into common stocks, of companies with market capitalization greater than $1.5 billion at the time of purchase.

The Adviser will seek to invest primarily in securities that at the time of purchase exhibit one or more “growth” characteristics. The “growth” characteristics include securities which exhibit a favorable rate of growth in at least one of the following categories: earnings, unit sales, revenue or cash flow. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap or Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
25.29% (1998 4th Quarter)	–19.95% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Capital Guardian Growth Portfolio — Class IA Shares**	5.78%	9.55%	2.51%
EQ/Capital Guardian Growth Portfolio — Class IB Shares	5.50%	9.28%	2.38%
Russell 1000 Growth Index†	11.81%	12.11%	3.83%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

22	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.65%	0.65%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.14%	0.14%
Acquired Fund Fees and Expenses*	0.01%	0.01%
Total Annual Portfolio Operating Expenses	0.80%	1.05%
Less Waivers/Expense Reimbursements**	–0.09%	–0.09%
Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses**, ***	0.71%	0.96%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	From time to time, the Portfolio may invest in shares of other investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the Portfolio will be reduced by each underlying investment company’s expenses.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.70% for Class IA shares and 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses and Acquired Fund Fees and Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$73	$98
3 Years	$246	$325
5 Years	$435	$571
10 Years	$981	$1,274

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since December 13, 2004. As of December 31, 2007, Capital Guardian had $128 billion in assets under management.

Capital Guardian uses a multiple portfolio manager system in managing the Portfolio’s assets. Under this approach, the Portfolio is divided into segments managed by individual managers. Managers decide how their respective segments will be invested, within the limits provided by the Portfolio’s objectives and policies and by Capital Guardian’s Investment Committee. In addition, Capital Guardian’s investment analysts may make investment decisions with respect to a portion of the Portfolio. The individual managers primarily responsible for segments of the Portfolio are:

David I. Fisher is Chairman of the Board of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. He joined the Capital Guardian organization in 1969 as an investment analyst.

Alan J. Wilson is an Director and Senior Vice President for Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the U.S. growth equity team, Mr. Wilson was an investment analyst covering the U.S. energy equipment, video games and construction and engineering industries and a diversified portfolio manager on the U.S. equity team. He joined the Capital Guardian organization in 1991 as an investment analyst.

Jim S. Kang is a Vice President of Capital Guardian and has been a portfolio manager on the U.S. growth equity team since 2000. Mr. Kang joined the Capital Guardian organization in 1988 as an investment analyst.

Todd James is a Senior Vice President of Capital Guardian. Mr. James has been a Portfolio Manager on the U.S. growth equity team since 2006. Prior to being named a Portfolio Manager on the growth equity team, Mr. James was both an investment analyst covering U.S. merchandising and e-commerce and a diversified U.S. equity portfolio manager. He joined the Capital Guardian organization in 1985 as a statistician.

Eric H. Stern is a Director and Senior Vice President of Capital Guardian, and has been a portfolio manager on the U.S. growth equity team since 2005. Prior to being named a portfolio manager on the

EQ Advisors Trust	About the investment portfolios	23

Equity Portfolios (continued)

U.S. growth equity team, Mr. Stern was an investment analyst covering the US medical technology industry. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

24	About the investment portfolios	EQ Advisors Trust

EQ/Capital Guardian Research Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term growth of capital.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in equity securities of United States issuers and securities whose principal markets are in the United States, including American Depositary Receipts and other United States registered foreign securities. The Portfolio invests primarily in common stocks of companies with a market capitalization greater than $1 billion at the time of purchase. The Portfolio seeks to achieve long-term growth of capital through investments in a portfolio comprised primarily of equity securities which may include convertible securities; the Adviser seeks to invest in stocks whose prices are not excessive relative to book value, or in companies whose asset values are understated. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest up to 15% of its total assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in the S&P 500 (i.e., foreign securities). In determining the domicile of an issuer, the Adviser takes into account where the company is legally organized, the location of its principal corporate offices, where it conducts its principal operations and the location of its primary listing.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
16.00% (2003 2nd Quarter)	–18.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Capital Guardian Research Portfolio — Class IA Shares**	1.89%	12.24%	4.73%
EQ/Capital Guardian Research Portfolio — Class IB Shares	1.63%	11.98%	4.59%
S&P 500 Index†	5.49%	12.83%	2.76%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

EQ Advisors Trust	About the investment portfolios	25

Equity Portfolios (continued)

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Capital Guardian Research Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.63%	0.63%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.76%	1.01%
Less Fee Waiver/Expense Reimbursement*	–0.06%	–0.06%
Net Annual Portfolio Operating Expenses**	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$72	$97
3 Years	$237	$316
5 Years	$416	$552
10 Years	$937	$1,231

WHO MANAGES THE PORTFOLIO

Capital Guardian Trust Company (“Capital Guardian”), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. As of December 31, 2007, Capital Guardian had $128 billion in assets under management.

Alan J. Wilson is primarily responsible for the day-to-day management of the Portfolio. He leads a team of investment analysts who are responsible for the management of the Portfolios. Mr. Wilson is a Director and Senior Vice President for Capital Guardian and has been the research portfolio coordinator for Capital Guardian’s diversified and concentrated research portfolio’s since 2002. He joined the Capital Guardian organization in 1991 as an investment analyst.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

26	About the investment portfolios	EQ Advisors Trust

EQ/GAMCO Small Company Value Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in stocks of small capitalization companies. For purposes of this Portfolio small capitalization companies are companies with market capitalization of $2.0 billion or less at the time of investment.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as preferred stocks, warrants and securities convertible into common stocks. This Portfolio also may invest to a limited extent in foreign securities.

The Adviser utilizes a value-oriented investment style that emphasizes companies deemed to be currently underpriced according to certain financial measurements, which may include price-to-earnings and price-to-book ratios and dividend income potential. In choosing investments, the Adviser utilizes a process of fundamental analysis that involves researching and evaluating individual companies for potential investment by the Portfolio. The Adviser uses a proprietary research technique to determine which stocks have a market price that is less than the “private market value” or what an investor would pay for the company. This approach will often lead the Portfolio to focus on “strong companies” in out-of-favor sectors or out-of-favor companies exhibiting a catalyst for change. The Adviser may sell a security for a variety of reasons, such as because it becomes overvalued or shows deteriorating fundamentals.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Small-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Small Company Value Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Small Company Value Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.89% (2003 2nd Quarter)	–17.80% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/GAMCO Small Company Value Portfolio — Class IA Shares**	9.43%	17.66%	11.62%
EQ/GAMCO Small Company Value Portfolio — Class IB Shares	9.32%	17.63%	11.60%
Russell 2000 Value Index†	–9.78%	15.80%	9.06%
**	For periods prior to the date Class IA shares commenced operations (July 13, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase

EQ Advisors Trust	About the investment portfolios	27

Equity Portfolios (continued)

overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/GAMCO Small Company Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.76%	0.76%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.12%	0.12%
Total Annual Portfolio Operating Expenses	0.88%	1.13%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses**	0.88%	1.13%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.05% for Class IA and 1.30% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.85% for Class IA shares and 1.10% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$90	$115
3 Years	$281	$359
5 Years	$488	$622
10 Years	$1,084	$1,375

WHO MANAGES THE PORTFOLIO

GAMCO Asset Management Inc. (“GAMCO”), One Corporate Center, Rye, New York 10580, is the Adviser to the Portfolio. As of December 31, 2007, total assets under management for all clients were $31 billion.

Mario J. Gabelli serves as the Chief Investment Officer of the Value Portfolios for GAMCO and is responsible for the day-to-day management of the Portfolio. He has more than 36 years’ experience in the investment industry.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

28	About the investment portfolios	EQ Advisors Trust

EQ/International Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio may invest a relatively high percentage of its assets in a single country, a small number of countries, or a particular geographic region. The Portfolio focuses on investing its assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e. growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. The Portfolio may invest in companies of any size.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as depositary receipts, warrants and securities convertible into common stock.

The Adviser uses a bottom-up approach in buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, and market, economic, political, and regulatory conditions. Factors considered may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Portfolio may engage in active and frequent trading in pursuing its principal investment strategies.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

Geographic Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Portfolio Turnover Risk

•	Small- and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 25, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise International Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise International Growth Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
32.15% (1999 4th Quarter)	–27.47% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	29

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/International Growth Portfolio — Class IA Shares**	16.14%	17.84%	5.97%
EQ/International Growth Portfolio — Class IB Shares	16.14%	17.84%	5.97%
MSCI ACW ex U.S. Growth Index†,††	21.03%	22.33%	N/A
MSCI EAFE Growth Index†	16.45%	19.85%	6.46%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective November 28, 2007, this index replaced the MSCI EAFE Growth Index as the Portfolio’s benchmark because this index reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/International Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.27%	0.27%
Total Annual Portfolio Operating Expenses	1.12%	1.37%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses**	1.12%	1.37%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.30% for Class IA shares and 1.55% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$114	$139
3 Years	$356	$434
5 Years	$617	$750
10 Years	$1,363	$1,646

WHO MANAGES THE PORTFOLIO

MFS Investment Management (“MFS”), 500 Boylston Street, Boston, MA 02116. MFS has been the Adviser to the Portfolio since July 25, 2005. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 2007, MFS had $197.6 billion in assets under management.

Barry Dargan is responsible for the day-to-day portfolio management for the Portfolio. Mr. Dargan is an Investment Officer and Portfolio Manager at MFS. He joined MFS in 1996 as an Equity Research Analyst and has been a Portfolio Manager since 2001.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

30	About the investment portfolios	EQ Advisors Trust

EQ/JPMorgan Value Opportunities Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of mid- and large-capitalization companies. For purposes of this Portfolio, issuers with market capitalization between $2 billion and $5 billion are considered mid-capitalization while those above $5 billion are considered large-capitalization.

The Adviser employs a value-oriented investment approach that seeks to identify attractive companies through fundamental research and discounted cash flow analysis. The Adviser seeks to identify relative value within sectors by combining company analysis of its research and portfolio management teams with market sentiment and macro-insights of the portfolio managers. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may also invest in investment grade corporate bonds, notes and debentures, preferred stocks and convertible securities (both debt securities and preferred stocks) and U.S. Government securities. It may also invest, to a limited extent, a portion of its assets in debt securities rated below investment grade (so-called “junk bonds”), zero-coupon bonds and payment-in-kind bonds, and high quality U.S. and foreign dollar-denominated money market securities.

The Portfolio may invest up to 20% of its total assets in foreign securities, including transactions involving futures contracts, forward contracts and options and foreign currency exchange transactions.

There may be times when the Adviser will use additional investment strategies to achieve the Portfolio’s investment objectives. For example, the Portfolio may engage in a variety of investment management practices such as (to a limited extent) buying and selling derivatives, including stock index futures contracts and call and put options.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

Zero Coupon and Pay-in-Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Large-Cap Company Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to December 13, 2004.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.79% (2003 2nd Quarter)	–18.57% (2002 3rd Quarter)

EQ Advisors Trust	About the investment portfolios	31

Equity Portfolios (continued)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Value Opportunities Portfolio — Class IA Shares**	–0.93%	11.97%	4.67%
EQ/JPMorgan Value Opportunities Portfolio —Class IB Shares	–1.18%	11.68%	4.53%
Russell 1000 Value Index†	–0.17%	14.63%	7.68%
**	For periods prior to the date Class IA shares commenced operations (October 2, 2002) performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Value Opportunities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.99%
Less Fee Waiver/Expense Reimbursement*	–0.04%	–0.04%
Net Annual Portfolio Operating Expenses**	0.70%	0.95%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$72	$97
3 Years	$233	$311
5 Years	$408	$543
10 Years	$915	$1,209

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue, New York, New York 10167, has served as Adviser of the Portfolio since December 13, 2004. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

Bradford L. Frishberg, Managing Director and Alan Gutman, Vice President, are primarily responsible for the day-to-day management of the Portfolio. Mr. Frishberg, a Managing Director, has led the Large Cap Active Value Strategy Team since 2001. He has been with JPMorgan as an investment professional since 1996. Mr. Gutman is a Vice President and Portfolio Manager in the Large Cap Active Value Strategy Team and has been with JPMorgan in this capacity since 2003.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

32	About the investment portfolios	EQ Advisors Trust

Equity Portfolios (continued)

EQ/Lord Abbett Mid Cap Value Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-size companies. The Portfolio invests in equity securities of mid-sized companies that it believes are undervalued in the marketplace. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index. As of December 31, 2007, the market capitalization range of the Russell Mid Cap Index was $0.5 billion to $42.1 billion. This range varies daily. Equity securities in which the Portfolio may invest include common stocks, convertible securities, preferred stocks, warrants and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

The Portfolio may invest, without limit, in American Depositary Receipts and similar depositary receipts. The Portfolio limits its other investments in foreign securities that are primarily traded outside of the U.S. to 10% of its net assets.

In selecting investments, the Portfolio uses a value approach that seeks to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify those companies, the Adviser looks for such factors as changes in economic and financial environment, new or improved products or services, new or rapidly expanding markets, changes in management or structure of the company, price increases for the company’s products or services, improved efficiencies resulting from new technologies or changes in distribution, and changes in government regulations, political climate or competitive conditions. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may, but is not required to, use various strategies to change its investment exposure to adjust to changes in economic, social, political and general market conditions, which affect security prices, interest rates, currency exchange rates, commodity prices and other factors. In this connection, the Portfolio may purchase and write exchange-listed put and call options on securities or securities indices for hedging or cross-hedging purposes or to seek to increase total return. The Portfolio will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. The Portfolio may only sell (write) covered put options to the extent that cover for such options does not exceed 15% of its net assets. The Portfolio may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of its total assets at the time the option is written.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Mid-Cap Company Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
8.77% (2006 4th Quarter)	–6.05% (2007 4th Quarter)

33	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Since Inception
EQ/Lord Abbett Mid Cap Value Portfolio — Class IA Shares	0.81%	10.08%
EQ/Lord Abbett Mid Cap Value Portfolio — Class IB Shares	0.64%	9.83%
Russell Mid Cap Value Index†	–1.42%	12.20%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Lord Abbett Mid Cap Value Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.85%	1.10%
Less Fee Waiver/Expense Reimbursement*	–0.05%	–0.05%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.79% for Class IA shares and 1.04% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$82	$107
3 Years	$266	$345
5 Years	$466	$601
10 Years	$1,044	$1,336

WHO MANAGES THE PORTFOLIO

Lord, Abbett & Co. LLC (“Lord Abbett”), 90 Hudson Street, Jersey City, NJ 07302-3973. Lord Abbett has provided investment advisory services since 1929. As of December 31, 2007, Lord Abbett had approximately $110 billion in assets under management.

An investment management team is responsible for the day-to-day management of the Portfolio. The team is comprised of investment managers and analysts working together to manage the Portfolio’s investments. Edward von der Linde, Partner and Investment Manager, heads the team. Mr. von der Linde joined Lord Abbett in 1988 and has had portfolio management responsibility since that time. The other senior members of the team is Howard E. Hansen. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995 and has had portfolio management responsibility since that time. Mr. von der Linde and Mr. Hansen are jointly and primarily responsible for the day-to-day management of the Portfolio. Each of Messrs. von der Linde and Hansen has been a member of the team since the Portfolio’s inception.

The Statement of Additional Information provides addition information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	34

EQ/Montag & Caldwell Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest primarily in equity securities of U.S. large capitalization companies. For purposes of this Portfolio, large capitalization companies include those companies with market capitalization in excess of $5 billion at the time of investment. The Portfolio also may invest in equity securities of small- and mid-capitalization companies. The Portfolio may invest up to 20% of its total assets in foreign securities listed on a domestic or foreign securities exchange, including American Depositary Receipts or European Depositary Receipts.

The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the Adviser believes provide opportunities for capital growth, such as warrants and securities convertible into common stock.

The Adviser utilizes a “growth at a reasonable price” investment approach that combines growth and value style investing. This means that the Portfolio generally invests in the stocks of companies with long-term earnings potential, but which are currently selling at a discount to their estimated long-term value. This approach is generally lower risk than a typical growth stock approach. In choosing investments, the Adviser utilizes a process that involves researching and evaluating companies for potential investment. Valuation is a key selection criterion. Also emphasized are growth characteristics to identify companies whose shares are attractively priced and may experience strong earnings growth relative to other companies. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Growth Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Growth Portfolio whose inception date is December 1, 1998, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
17.77% (1999 4th Quarter)	–15.53% (2001 1st Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/Montag & Caldwell Growth Portfolio — Class IA Shares**	21.13%	11.05%	3.54%
EQ/Montag & Caldwell Growth Portfolio — Class IB Shares	20.77%	10.86%	3.44%
Russell 1000 Growth Index†	11.81%	12.11`%	1.32%

EQ Advisors Trust	About the investment portfolios	35

Equity Portfolios (continued)

**	For periods prior to the date the Class IA shares commenced operations (July 9, 2004), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Montag & Caldwell Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.75%	0.75%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.90%	1.15%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.88% for Class IA shares and 1.13% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$92	$117
3 Years	$287	$365
5 Years	$498	$633
10 Years	$1,108	$1,398

WHO MANAGES THE PORTFOLIO

Montag & Caldwell, Inc. (“Montag & Caldwell”), 3455 Peachtree Road, N.E., Suite 1200, Atlanta, Georgia 30326-3248, is the Adviser to the Portfolio. Montag & Caldwell has been engaged in the business of providing investment counseling to individuals and institutions since 1945. As of December 31, 2007 Montag & Caldwell had $17.3 billion in assets under management.

Ronald E. Canakaris, Chairman/President and Chief Investment Officer of Montag & Caldwell, is responsible for the day-to-day investment management of the Portfolio and has more than 34 years’ experience in the investment industry. He has been President of Montag & Caldwell for more than 20 years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

36	About the investment portfolios	EQ Advisors Trust

EQ/Small Company Index Portfolio

INVESTMENT OBJECTIVE: Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index (“Russell 2000”).

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of small-cap companies included in the Russell 2000. The Adviser seeks to match the returns of the Russell 2000. The Portfolio invests in a statistically selected sample of the securities found in the Russell 2000, using a process known as “optimization.” This process selects stocks for the Portfolio so that industry weightings, market capitalizations and fundamental characteristics (price to book ratios, price to earnings ratios, debt to asset ratios and dividend yields) closely match those of the securities included in the Russell 2000. This approach helps to increase the Portfolio’s liquidity and reduce costs. The securities held by the Portfolio are weighted to make the Portfolio’s total investment characteristics similar to those of the Russell 2000 as a whole.

Over time, the correlation between the performance of the Portfolio and the Russell 2000 is expected to be 95% or higher before the deduction of Portfolio expenses. The Portfolio’s ability to track the Russell 2000 may be affected by, among other things, transaction costs, administration and other expenses incurred by the Portfolio, changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of Portfolio investor contributions and withdrawals, if any. The Portfolio seeks to track the Russell 2000, therefore, the Adviser generally will not attempt to judge the merits of any particular security as an investment.

Securities index futures contracts and related options, warrants and convertible securities may be used, to a limited extent, for a number of reasons, including: to simulate full investment in the Russell 2000 while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract, option, warrant or convertible security is priced more attractively than the underlying equity security or Russell 2000. These instruments are generally considered to be derivatives.

The Portfolio may invest to a lesser extent in short-term debt securities and money market securities to meet redemption requests or to facilitate investment in the securities included in the Russell 2000.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Index-Fund Risk

•	Liquidity Risk

•	Small-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to January 2, 2003.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
22.95% (2003 2nd Quarter)	–21.52% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Small Company Index Portfolio — Class IA Shares**	–1.55%	15.94%	6.80%
EQ/Small Company Index Portfolio — Class IB Shares	–1.82%	15.64%	6.64%
Russell 2000 Index†	–1.57%	16.25%	7.08%

EQ Advisors Trust	About the investment portfolios	37

Equity Portfolios (continued)

**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Small Company Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.25%	0.25%
Distribution and/or service (12b-1) fees	None	0.25%†
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.39%	0.64%
Less Waivers/Expense Reimbursements*	0.00%	0.00%
Net Annual Portfolio Operating Expenses**	0.39%	0.64%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.60% for Class IA shares and 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$40	$65
3 Years	$125	$205
5 Years	$219	$357
10 Years	$493	$798

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio since January 2, 2003. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by AllianceBernstein’s Passive Equity Investment Team, which is responsible for management of all of AllianceBernstein’s Passive Equity accounts. The Passive Equity Investment Team relies heavily on quantitative analysis. Judith DeVivo is primarily responsible for day-to-day management of the Portfolio.

Ms. DeVivo manages equity portfolios benchmarked to a variety of indexes including the S&P 500, S&P Midcap, S&P Small Cap and Russell 2000 in addition to several customized accounts. Ms. DeVivo, a Senior Vice President and Portfolio Manager, joined AllianceBernstein in 1971, joined the Passive Management Group in 1984 and has had portfolio management responsibility since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

38	About the investment portfolios	EQ Advisors Trust

EQ/T. Rowe Price Growth Stock Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve long-term capital appreciation and secondarily, income.

THE INVESTMENT STRATEGY

The Portfolio normally invests at least 80% of net assets, plus borrowings for investment purposes, in common stocks of a diversified group of growth companies. The Portfolio will invest primarily in equity securities of large-cap companies. For purposes of this Portfolio, large-cap companies are defined as those companies with market capitalization of $5 billion or more. The Adviser mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. The Adviser generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, the Adviser believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including convertible securities, warrants, preferred stocks, foreign stocks and, to a limited extent, derivatives (such as futures and options) in keeping with portfolio objectives. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers, including those in emerging markets.

In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Small-Cap and Mid-Cap Company Risk

•	Special Situations Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to July 6, 2007.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Equity Portfolio, a series of Enterprise Accumulation Trust) advised using a similar investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Equity Portfolio whose inception date is August 1, 1988, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
26.57% (2001 4th Quarter)	–26.32% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/T. Rowe Price Growth Stock Portfolio — Class IA Shares**	7.56%	13.26%	2.55%
EQ/T. Rowe Price Growth Stock Portfolio — Class IB Shares	7.19%	13.18%	2.52%
Russell 1000 Growth Index†	11.81%	12.11%	3.83%

EQ Advisors Trust	About the investment portfolios	39

Equity Portfolios (continued)

**	For periods prior to the date Class IA shares commenced operations (May 16, 2007), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/T. Rowe Price Growth Stock Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.79%	0.79%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.93%	1.18%
Less Fee Waiver/Expense Reimbursement*	–0.03%	–0.03%
Net Annual Portfolio Operating Expenses**	0.90%	1.15%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.62% for Class IA shares and 0.87% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$92	$117
3 Years	$293	$373
5 Years	$512	$646
10 Years	$1,140	$1,429

WHO MANAGES THE PORTFOLIO

T. Rowe Price Associates, Inc. (“T. Rowe”) 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the Portfolio. T. Rowe was founded in 1937 and as of December 31, 2007, T. Rowe and its affiliates Price had $400 billion under management.

P. Robert Bartolo, CPA, CFA, has primary responsibility for managing the Portfolio. Mr. Bartolo is portfolio manager for the T. Rowe Price Growth Stock Fund. Mr. Bartolo is also a Vice President of T. Rowe Price Group, Inc. and has been managing assets for the firm since 2005. Mr. Bartolo has been with T. Rowe Price since August 2002. He is also a portfolio manager in the Equity Division and Mr. Bartolo serves on the Investment Advisory Committee for the firm’s U.S. Mid-, and Large-Cap Growth Strategies. Mr. Bartolo has ten years of investment experience, four of which have been at T. Rowe Price.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

40	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Mid Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve capital growth

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of medium-sized companies at the time of investment. The Portfolio primarily invests in equity securities, including common stocks, preferred stocks, convertible securities and rights and warrants to purchase common stock. Medium-sized companies are defined by reference to those companies represented in the Russell Midcap Index. The Portfolio also may invest in common stocks and other equity securities of small- and large-sized companies.

The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser studies a company’s business model, business visibility and the ability to generate free cash flow, a favorable return on invested capital trend and an attractive risk/reward. The Adviser generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Portfolio also may invest in debt securities of various maturities considered investment grade at the time of investment. Investment grade securities are rated BBB or higher by Standard & Poor’s or rated Baa or higher by Moody’s Investor Services, Inc. The Portfolio may also invest up to 5% of its net assets in convertible securities that are below in investment grade.

The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities and depositary receipts. The Portfolio also may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency transactions, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. The Portfolio may invest up to 10% of its total assets in real estate investment trusts (“REITs”).

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in common stocks, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Equity Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bond or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

Depositary Receipts Risk

Emerging Markets Risk

•	Growth Investing Risk

•	Large-Cap Company Risk

•	Real Estate Investing Risk

•	Small-Cap and Mid-Cap Company Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is April 29, 2005. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Return — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
9.24% (2007 2nd Quarter)	–5.08% (2006 2nd Quarter)

Average Annual Total Returns
	One Year	Since Inception
EQ/Van Kampen Mid Cap Growth Portfolio — Class IA Shares	22.74%	21.45%
EQ/Van Kampen Mid Cap Growth Portfolio — Class IB Shares	22.38%	21.13%
Russell Mid Cap Growth Index†	11.43%	15.31%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

EQ Advisors Trust	About the investment portfolios	41

Equity Portfolios (continued)

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Van Kampen Mid Cap Growth Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.70%	0.70%
Distribution and/or Service Fee (12b-1 fees)	None	0.25%†
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.85%	1.10%
Less Fee Waiver/Expense Reimbursement*	–0.05%	–0.05%
Net Annual Portfolio Operating Expenses**	0.80%	1.05%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
**	A portion of the brokerage commissions that the Portfolio pays is used to reduce the Portfolio’s expenses. Including this reduction the Net Annual Portfolio Operating Expenses for the Portfolio would be 0.79% for Class IA shares and 1.04% for Class IB shares.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$82	$107
3 Years	$266	$345
5 Years	$466	$601
10 Years	$1,044	$1,336

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management Inc. (“MSIM Inc.”), 522 Fifth Avenue, New York, NY 10036. MSIM Inc. has been the Adviser to the Portfolio since the Portfolio commenced operations. MSIM Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007 MSIM Inc. had approximately $589.5 billion in assets under management.

The U.S. Growth team is responsible for the day-to-day management of the Portfolio. The current members of the team include Dennis Lynch, David Cohen, Sam Chainani, Alexander Norton and Jason Yeung. Members of the team may change from time to time.

Dennis Lynch is a Managing Director with Van Kampen. He joined the firm in 1998 and has had portfolio management responsibilities for more than five years.

David Cohen is a Managing Director with Van Kampen. He joined the firm in 1993 and has had portfolio management responsibilities for more than five years.

Sam Chainani is a Managing Director with Van Kampen. He joined the firm in 1996 and has had portfolio management responsibilities since June 2004. Prior to that time, Mr. Chainani was associated in an investment capacity with Van Kampen.

Alexander Norton is a Managing Director with Van Kampen. He joined the firm in 2000 and has had portfolio management responsibility since July 2005. Prior to that time, Mr. Norton was an Analyst with Van Kampen.

Jason Yeung is an Executive Director with Van Kampen. He joined the firm in 2002, and has had portfolio management responsibilities since September 2007. Prior to that time, Mr. Yeung was associated in an investment capacity for Van Kampen.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

42	About the investment portfolios	EQ Advisors Trust

EQ/Van Kampen Real Estate Portfolio

INVESTMENT OBJECTIVE: Seeks to provide above average current income and long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of companies in the real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs, as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Portfolio will invest primarily in equity REITs. In addition, the Portfolio is non-diversified, which means that it may invest in a limited number of issuers.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay is determined by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household formation and income). The Adviser employs a value-driven approach to bottom-up security selection which emphasizes underlying asset values, values per square foot and property yields.

In seeking an optimal matrix of regional and property market exposure, the Adviser considers broad demographic and macroeconomic factors as well as other criteria, such as space demand, new construction and rental patterns. The Adviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding’s share price, earnings prospects relative to its peers and/or business prospects.

A company is considered to be in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

Besides equity securities of REITs, the Portfolio may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Portfolio may invest up to 20% of its net assets in securities of companies outside the real estate industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Portfolio may, to a limited extent, purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

Futures and Options Risk

•	Equity Risk

•	Fixed Income Risk

•	Focused Portfolio Risk

•	Foreign Securities Risk

Currency Risk

•	Non-Diversification Risk

•	Real Estate Investing Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The inception date for this Portfolio is July 2, 2007. Information about Portfolio performance is not provided because, as of the date of this Prospectus, the Portfolio did not have returns for at least a full calendar year.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)
EQ/Van Kampen Real Estate Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.90%	0.90%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses*	0.21%	0.21%
Total Annual Portfolio Operating Expenses	1.11%	1.36%
Less Fee Waiver/Expense Reimbursement**	–0.10%	–0.10%
Net Annual Portfolio Operating Expenses***	1.01%	1.26%

EQ Advisors Trust	About the investment portfolios	43

Equity Portfolios (continued)

†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Based on estimated amounts for the current fiscal year.
**	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”
***	A portion of the brokerage commissions that the Portfolio pays may be used to reduce the Portfolio’s expenses. This arrangement did not affect the Net Annual Portfolio Operating Expenses for the Portfolio for the fiscal year ended December 31, 2007.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$103	$128
3 Years	$343	$421

WHO MANAGES THE PORTFOLIO

Morgan Stanley Investment Management, Inc. (“MSIM, Inc.”), 522 Fifth Avenue, New York, New York 10036, is the Adviser to the Portfolio. MSIM, Inc. (which does business in certain instances using the name Van Kampen) conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 2007, MSIM, Inc. had approximately $589.5 billion in assets under management.

The Portfolio’s assets are managed within the Adviser’s Real Estate Team. The team consists of portfolio managers and analysts. Theodore R. Bigman is the member of the team primarily responsible for the day-to-day management of the Portfolio. The Portfolio is managed by Mr. Bigman, who is supported by a team of five research analysts. Together, Mr. Bigman and the team determine investment strategy, establish asset allocation frameworks and direct the implementation of investment strategy.

Theodore R. Bigman, Managing Director, has worked for the Adviser since 1995. He has been Managing Director since 1999 and a portfolio manager with the Adviser since 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

44	About the investment portfolios	EQ Advisors Trust

Fixed Income Portfolios

EQ/AllianceBernstein Quality Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve high current income consistent with moderate risk to capital.

THE INVESTMENT STRATEGY

The Portfolio expects to invest in readily marketable securities with relatively attractive yields that the Adviser believes do not involve undue risk.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in debt securities. The Portfolio invests primarily in securities which are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s Investor Services, Inc. (“Moody’s”) or BBB by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”)), or if unrated, fixed income securities that the Adviser determines to be of comparable quality. The Portfolio will also seek to maintain an average aggregate quality rating of its portfolio securities of at least A (Moody’s and S&P or Fitch).

In the event that the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Portfolio plans to vary the proportions of its holdings of long- and short-term fixed income securities (including debt securities, convertible debt securities and U.S. Government obligations) and preferred stocks in order to reflect the Adviser’s assessment of prospective cyclical changes even if such action may adversely affect current income. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

The Portfolio may invest in foreign securities, including those of both developed and developing countries. Developing countries are defined as middle and low-income economies as classified by the World Bank. The Portfolio may invest up to 20% of total assets in non-US dollar denominated securities. The portfolio may invest up to 5% of total asset in securities of developing countries (referred to as emerging market debt), whether denominated in US dollars or local currency. The Portfolio may, to a limited extent, enter into foreign currency futures contracts (and related options), forward foreign currency exchange contracts and options on foreign currencies for hedging purposes.

The Portfolio may also make use of various other investment strategies, including zero coupon and pay-in-kind securities, collateralized mortgage obligations, asset-backed securities, securities lending, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis and repurchase agreements. The Portfolio may also, to a limited extent, use derivatives, including purchasing put and call options and writing covered put and call options on securities it may purchase.

The Portfolio may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors.

The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

Zero Coupon and Pay-in Kind Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Quality Bond Portfolio) advised by the Adviser using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Quality Bond

EQ Advisors Trust	About the investment portfolios	45

Fixed Income Portfolios (continued)

Portfolio whose inception date is October 1, 1993, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.57% (2001 3rd Quarter)	–2.37% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/AllianceBernstein Quality Bond Portfolio — Class IA Shares	4.78%	3.79%	5.27%
EQ/AllianceBernstein Quality Bond Portfolio — Class IB Shares*	4.60%	3.53%	5.02%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	4.42%	5.97%
*	For periods prior to the date the Class IB shares commenced operations (July 8, 1998), performance information shown is the performance of Class IA shares adjusted to reflect the 12b-1 fees paid by Class IB shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/AllianceBernstein Quality Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.64%	0.89%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$65	$91
3 Years	$205	$284
5 Years	$357	$493
10 Years	$798	$1,096

WHO MANAGES THE PORTFOLIO

AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. AllianceBernstein manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2007, AllianceBernstein had approximately $800 billion in assets under management.

The management of and investment decisions for the Portfolio are made by the U.S. Investment-Grade: Core Fixed Income Team, comprised of senior Core Fixed Asset Team members. The Core Fixed Asset Team relies

46	About the investment portfolios	EQ Advisors Trust

heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. While all members of the team work jointly to determine the majority of the investment strategy, including security selection for the firm’s U.S. Investment-Grade: Core Fixed Income accounts, Greg Wilensky, Senior Vice President and Portfolio Manager — Core Fixed Income Investment Team at AllianceBernstein, is primarily responsible for the day-to-day management of, and has oversight and trading responsibilities for, the Portfolio. Mr. Wilensky has been responsible for the firm’s stable value business since 1998. He joined AllianceBernstein in 1996 as a Vice President in Portfolio Management and has had portfolio management responsibilities with AllianceBernstein for the past eleven years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	47

Fixed Income Portfolios (continued)

EQ/Bond Index Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve a total return before expenses that approximates the total return performance of the Lehman Brothers U.S. Aggregate Bond Index, including reinvestment of coupon payments, at a risk level consistent with that of the Lehman Brothers U.S. Aggregate Bond Index.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in fixed income securities in the Lehman Brothers U.S. Aggregate Bond Index (“Index”). To maintain liquidity, the Portfolio may invest up to 20% of its assets in various short-term fixed income securities and money market instruments. The Portfolio also may invest up to 20% of its assets in derivatives and, to a limited extent, may invest in foreign securities.

The Portfolio attempts to have a correlation between its performance and that of the Index of at least 0.85, before expenses. A correlation of 1.00 would mean that the Portfolio and the Index were perfectly correlated.

The Portfolio’s investments are selected by a “sampling” process based on sector, industry, quality, seasoning and yield curve exposures. The Portfolio expects to invest in approximately 200 or more of the securities in the Index.

As of December 31, 2007, the Index was composed of 7,134 investment grade fixed income securities with at least one year remaining to maturity and $250 million in par value outstanding. Each security is weighted by amount outstanding, which means larger securities have greater representation in the Index than smaller ones. Securities in the Index may include U.S. government securities, corporate debt securities and mortgage- and asset-based debt securities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Index Fund Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Intermediate Term Bond Portfolio, a series of the MONY Series Fund, Inc.) advised using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Intermediate Term Bond Portfolio whose inception date is March 1, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to August 25, 2006 the Portfolio and its predecessor had a different investment objective and invested in an actively managed portfolio of fixed income securities. The Portfolio invests substantially all of its assets in fixed income securities in a manner that is intended to track the performance of the Index. If the Portfolio and its predecessor had historically invested substantially all of their assets in fixed income securities in a manner that was intended to track the performance of the Index, the performance of the Portfolio and its predecessor may have been different. In addition, the Portfolio was advised by a different Adviser prior to August 25, 2006.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
4.75% (2002 3rd Quarter)	–2.62% (2004 2nd Quarter)

48	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Bond Index Portfolio — Class IA Shares	6.66%	3.24%	4.93%
EQ/Bond Index Portfolio — Class IB Shares*	6.38%	2.98%	4.59%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	4.42%	5.97%
*	For periods prior to the date Class IB Shares commenced operations (June 20, 2005), performance information shown is the performance of Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Bond Index Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.35%	0.35%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.35%	0.35%
Total Annual Portfolio Operating Expenses	0.70%	0.95%
Less Fee Waiver/Expense Reimbursement*	–0.25%	–0.25%
Net Annual Portfolio Operating Expenses	0.45%	0.70%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$46	$72
3 Years	$199	$278
5 Years	$365	$501
10 Years	$847	$1,144

WHO MANAGES THE PORTFOLIO

Standish Mellon Asset Management Company LLC (“Standish”), One Boston Place, Boston, MA 02108. Standish is a registered investment adviser whose predecessor pioneered the developments of bond index-funds. As of December 31, 2007, Standish had approximately $169.6 billion in assets under management.

Michael McNerney, CFA, Senior Portfolio Manager for the Index Strategies Group, is responsible for managing the Portfolio. He joined Standish in 2002 and had portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	49

Fixed Income Portfolios (continued)

EQ/Caywood-Scholl High Yield Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize current income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds that are below investment grade. The Portfolio generally invests in high-yield, income producing US corporate bonds that are rated B3 to Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) or B- to BB+ by Standard & Poor’s (“S&P”), which are commonly known as “junk bonds.”

The Portfolio generally does not purchase bonds in the lowest ratings categories (rated Ca or lower by Moody’s or CC or lower by S&P or which, if unrated, in the judgment of the Adviser have characteristics of such lower-grade bonds). If an investment is downgraded to Ca or lower or CC or lower after its purchase by the Portfolio, the Adviser has discretion to hold or liquidate the security. Subject to these restrictions, under normal circumstances, up to 20% of the Portfolio’s assets may include: (1) bonds rated Caa by Moody’s or CCC by S&P; (2) unrated debt securities which, in the judgment of the Adviser, have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government securities and other income-producing cash equivalents.

The Adviser actively manages the Portfolio’s duration based on the Adviser’s view of the market and interest rates. The Portfolio may invest in securities of any maturity. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates. The Portfolio may have a high portfolio turnover rate in excess of 100%.

The Adviser utilizes a top-down approach that seeks to identify industries and companies that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, the Adviser identifies bonds of issuers within those industries based on their creditworthiness, their yields in relation to their credit and the relative value in relation to the high yield market. Companies near or in bankruptcy are not considered for investment. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Credit Risk

Interest Rate Risk

Junk Bonds or Lower Rated Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise High-Yield Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise High-Yield Portfolio whose inception date is November 18, 1994, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
7.66% (2003 2nd Quarter)	–5.16% (1998 3rd Quarter)

50	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Caywood-Scholl High Yield Bond Portfolio — Class IA Shares**	2.81%	8.94%	5.63%
EQ/Caywood-Scholl High Yield Bond Portfolio — Class IB Shares	2.81%	8.94%	5.63%
Merrill Lynch U.S. High Yield Master Cash Pay Only Index†	2.21%	10.57%	5.80%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Caywood-Scholl High Yield Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.16%	0.16%
Total Annual Portfolio Operating Expenses	0.76%	1.01%
Less Fee Waiver/Expense Reimbursement*	–0.01%	–0.01%
Net Annual Portfolio Operating Expenses	0.75%	1.00%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$77	$102
3 Years	$242	$321
5 Years	$421	$557
10 Years	$941	$1,235

WHO MANAGES THE PORTFOLIO

Caywood-Scholl Capital Management (“Caywood-Scholl”) 4350 Executive Drive, Suite 125, San Diego, California 92121, is the Adviser to the Portfolio. Caywood-Scholl has provided investment advice with respect to high-yield, low grade fixed income instruments since 1986. As of December 31, 2007, assets under management for all clients are approximately $1.3 billion.

Eric Scholl, Managing Director and Chief Executive Officer (“CEO”); and Tom Saake, Managing Director, President, and Portfolio Manager are responsible for the day-to-day management of the Portfolio.

Eric Scholl, Managing Director and CEO, joined Caywood-Scholl in 1992 as partner and President. He has been a Managing Director since December 1998 and CEO since February 2006.

Tom Saake, Managing Director, President and Portfolio Manager, has served as a Portfolio Manager with Caywood-Scholl since 1996, Managing Director since June 2002 and President since February 2006. He has over 17 years’ experience with the firm.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	51

Fixed Income Portfolios (continued)

EQ/Government Securities Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in the highest credit quality debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in bonds, notes and other obligations either issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities. This may include obligations such as mortgage-backed securities that carry full agency or instrumentality guarantees.

Specific securities in the Portfolio can have expected maturities as short as one day or as long as 30 years or more, but the Portfolio as a whole is expected to have an average duration within a range of 20% above or below the duration of the Lehman Brothers Intermediate Government Bond Index. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Government Securities Portfolio, a series of the MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Government Securities Portfolio whose inception date is May 1, 1991, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
3.67% (2000 4th Quarter)	–1.18% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Government Securities Portfolio — Class IA Shares	6.70%	2.92%	4.46%
EQ/Government Securities Portfolio — Class IB Shares*	6.41%	2.64%	4.13%
Lehman Brothers Intermediate Government Bond Index†	8.47%	3.69%	5.55%
*	Class IB shares have not commenced operations. Performance information shown is the performance of the Class IA shares of the Portfolio adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

52	About the investment portfolios	EQ Advisors Trust

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Government Securities Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.50%	0.50%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.23%	0.23%
Total Annual Portfolio Operating Expenses	0.73%	0.98%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses	0.73%	0.98%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA and 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$75	$100
3 Years	$233	$312
5 Years	$406	$542
10 Years	$906	$1,201

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock Financial and its affiliates had approximately $1.3 trillion in assets under management.

The management of and investment decisions for the EQ/Government Securities Portfolio are made by Scott Amero, Matthew Marra and Andrew J. Phillips.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Matthew Marra is a Managing Director of BlackRock since 2006, and is a member of Blackrock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips is a Managing Director of BlackRock since 1999, and is co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. Mr. Phillips is also a member of the mortgage securities team. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	53

Fixed Income Portfolios (continued)

EQ/JPMorgan Core Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to provide a high total return consistent with moderate risk to capital and maintenance of liquidity.

THE INVESTMENT STRATEGY

This Portfolio’s total return will consist of income plus realized and unrealized capital gains and losses. The Portfolio invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in investment grade debt securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investor Services, Inc. or, if unrated, securities of similar quality as determined by the Adviser. In the event the credit rating of a security held by the Portfolio falls below investment grade (or, in the case of unrated securities, the Adviser determines that the quality of such security has deteriorated below investment grade), the Portfolio will not be obligated to dispose of such security and may continue to hold the obligation if the Adviser believes such an investment is appropriate under the circumstances.

The Adviser actively manages the Portfolio’s duration, the allocation of securities across market sectors and the selection of specific securities within market sectors. Based on fundamental, economic and capital markets research, the Adviser adjusts the duration of the Portfolio based on the Adviser’s view of the market and interest rates. The Adviser also actively allocates the Portfolio’s assets among the broad sectors of the fixed income market. These securities principally include U.S. Government and agency securities, corporate securities, private placements, asset–backed securities, mortgage-related securities and direct mortgage obligations. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities. The overall duration of the portfolio will generally be within one year of the duration of the Lehman Brothers U.S. Aggregate Bond Index, the Portfolio’s benchmark (currently 3-6 years). The Portfolio may also, to a limited extent, use futures contracts to change the duration of the Portfolio’s bond holdings. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

The Portfolio may also invest up to 25% of its assets in securities of foreign issuers, including up to 20% of its assets in debt securities denominated in currencies of developed foreign countries. The Portfolio engages in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

The Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

•	Liquidity Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for the Portfolio is January 1, 1998. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter: (% and time period)	Worst quarter: (% and time period)
4.72% (1998 3rd Quarter)	–2.58% (2004 2nd Quarter)

54	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/JPMorgan Core Bond Portfolio — Class IA Shares**	3.35%	3.61%	5.41%
EQ/JPMorgan Core Bond Portfolio — Class IB Shares	3.08%	3.37%	5.26%
Lehman Brothers U.S. Aggregate Bond Index†	6.97%	4.42%	5.98%
**	For periods prior to the date Class IA shares commenced operations (March 25, 2002), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/JPMorgan Core Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.43%	0.43%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.56%	0.81%
Less Fee Waiver Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses	0.56%	0.81%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.60% for Class IA or 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within five years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$57	$83
3 Years	$179	$259
5 Years	$313	$450
10 Years	$701	$1,002

WHO MANAGES THE PORTFOLIO

JPMorgan Investment Management Inc. (“JPMorgan”), 245 Park Avenue, New York, New York 10167. JPMorgan has been the Adviser to the Portfolio since it commenced operations. JPMorgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of December 31, 2007, JPMorgan and its affiliates had $1.2 trillion in assets under management.

The Portfolio is managed by a team of investment professionals comprised of the following:

Timothy N. Neumann, Managing Director, is the head of portfolio management and lead portfolio manager for Core Investment Grade and Core Plus Strategies. He works with the Macro team and Sector teams to deliver account-specific portfolio strategy. Mr. Neumann has been a portfolio manager with JPMorgan since 1997.

Ronald Arons, Vice President, is lead portfolio manager for Core Investment Grade Strategies, and is responsible for formulating investment strategy and risk management for the Portfolio. He has been a portfolio manager with JPMorgan since 1994.

Jeffrey J. Jackman, Vice President, is a portfolio manager in the U.S. Fixed Income Portfolio Management Group. Mr. Jackman has been a portfolio manager with JPMorgan for more than five years.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	55

Fixed Income Portfolios (continued)

EQ/Long Term Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to maximize income and capital appreciation through investment in long-maturity debt obligations.

THE INVESTMENT STRATEGY

The Portfolio invests in investment-grade fixed-income securities issued by a diverse mix of corporations, the U.S. Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities. Under normal circumstances, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, will be invested in such securities.

All securities in the Portfolio will be rated investment-grade at the time of purchase. An investment-grade security carries a minimum rating of credit quality issued by an independent rating agency at the time of purchase. The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

Specific securities in the Portfolio can have expected maturities as short as one day, or as long as 30 years or more, but the Portfolio as a whole is expected to have an average maturity of longer than eight years and an effective duration between 8 and 15 years. Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Liquidity Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser advised the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (MONY Long Term Bond Portfolio, a series of The MONY Series Fund, Inc.) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the MONY Long Term Bond Portfolio whose inception date is March 20, 1985, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
9.40% (2002 3rd Quarter)	–4.72% (2004 2nd Quarter)

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Long Term Bond Portfolio — Class IA Shares	7.72%	5.08%	6.21%
EQ/Long Term Bond Portfolio — Class IB Shares*	7.35%	4.84%	5.95%
Lehman Brothers Long Government/Credit Bond Index†	6.60%	5.80%	6.95%
*	For periods prior to the date the Class IB shares commenced operations (April 29, 2005), performance information shown is that of the Class IA Shares adjusted to reflect the 12b-1 fees paid by Class IB Shares.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

56	About the investment portfolios	EQ Advisors Trust

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Long Term Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.40%	0.40%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.53%	0.78%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses	0.53%	0.78%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.75% for Class IA or 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$54	$80
3 Years	$170	$249
5 Years	$296	$433
10 Years	$665	$966

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock Financial and its affiliates had approximately $1.3 trillion in assets under management.

The management of and investment decisions for the EQ/Long Term Bond Portfolio are made by Scott Amero, Matthew Marra and Andrew J. Phillips.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Matthew Marra is a Managing Director of BlackRock since 2006, and is a member of Blackrock’s Fixed Income Portfolio Management Group. Mr. Marra’s primary responsibility is managing total return portfolios with a sector emphasis on Treasury and agency securities. Mr. Marra has been a member of BlackRock’s fixed income team since 1997.

Andrew J. Phillips is a Managing Director of BlackRock since 1999, and is co-head of U.S. Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for the consistent implementation of investment strategies across all total return accounts. Mr. Phillips is also a member of the mortgage securities team. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	57

Fixed Income Portfolios (continued)

EQ/Money Market Portfolio

INVESTMENT OBJECTIVE: Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

THE INVESTMENT STRATEGY

The Portfolio invests primarily in a diversified portfolio of high-quality U.S. dollar-denominated money market instruments. The Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The instruments in which the Portfolio invests include:

•	marketable obligations of, or guaranteed as to the timely payment of principal and interest by, the U.S. Government, its agencies or instrumentalities;

•	certificates of deposit, bankers’ acceptances, bank notes, time deposits and interest bearing savings deposits issued or guaranteed by:

(a) domestic banks (including their foreign branches) or savings and loan associations having total assets of more than $1 billion and which are FDIC members in the case of banks, or insured by the FDIC, in the case of savings and loan associations; or

(b) foreign banks (either by their foreign or U.S. branches) having total assets of at least $5 billion and having an issue of either (i) commercial paper rated at least A-1 by Standard & Poor’s (“S&P”) or Prime-1 by Moody’s Investor Services, Inc. (“Moody’s”) or (ii) long term debt rated at least AA by S&P or Aa by Moody’s;

•

commercial paper (rated at least A-1 by S&P or Prime-1 by Moody’s or, if not rated, issued by domestic or foreign companies having outstanding debt securities rated at least AA by S&P or Aa by Moody’s) and participation interests in loans extended by banks to such companies;

•	mortgage-backed and asset-backed securities that have remaining maturities of less than one year;

•

corporate debt obligations with remaining maturities of less than one year, rated at least AA by S&P or Aa by Moody’s, as well as corporate debt obligations rated at least A by S&P or Moody’s, provided the corporation also has outstanding an issue of commercial paper rated at least A-1 by S&P or Prime-1 by Moody’s;

•	floating rate or master demand notes; and

•	repurchase agreements covering securities in which the Portfolio may invest.

If the Adviser believes a security held by the Portfolio is no longer deemed to present minimal credit risk, the Portfolio will dispose of the security as soon as practicable unless the Board of Trustees determines that such action would not be in the best interest of the Portfolio.

Purchases of securities that are unrated must be ratified by the Board of Trustees. Because the market value of debt obligations fluctuates as an inverse function of changing interest rates, the Portfolio seeks to minimize the effect of such fluctuations by investing only in instruments with a remaining maturity of 397 calendar days or less at the time of investment. Time deposits with maturities greater than seven days are considered to be illiquid securities.

The Portfolio may make use of various other investment strategies, including investing up to 20% of its total assets in U.S. dollar-denominated money market instruments of foreign branches of foreign banks. Normally, the Portfolio invests at least 25% of its net assets in bank obligations.

THE PRINCIPAL RISKS

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Banking Industry Sector Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

•	Money Market Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one, five and ten years through December 31, 2007 and compares the Portfolio’s performance to the returns on three-month U.S. Treasury bills. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to June 10, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (HRT/Alliance Money Market Portfolio) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor entity to the HRT/Alliance Money Market Portfolio whose inception date is July 13, 1981, and the performance results of

58	About the investment portfolios	EQ Advisors Trust

the Portfolio (to which the assets of the predecessor were transferred on October 18, 1999) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IA

Best quarter (% and time period)	Worst quarter (% and time period)
1.62% (2000 4th Quarter)	0.10% (2004 1st Quarter)
The Portfolio’s 7-day yield for the quarter ended December 31, 2007 was 4.40% and the effective yield was 4.50%.

Average Annual Total Returns
	One Year	Five Years	Ten Years
EQ/Money Market Portfolio — Class IA Shares	4.97%	2.86%	3.62%
EQ/Money Market Portfolio — Class IB Shares	4.71%	2.61%	3.35%
3-Month Treasury Bill†	5.03%	3.07%	3.77%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Money Market Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.32%	0.32%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.13%	0.13%
Total Annual Portfolio Operating Expenses	0.45%	0.70%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$46	$72
3 Years	$144	$224
5 Years	$252	$390
10 Years	$567	$871

WHO MANAGES THE PORTFOLIO

The Dreyfus Corporation (“Dreyfus”), 200 Park Avenue, New York, New York 10106, is the Adviser to the Portfolio. Dreyfus was founded in 1951 and currently manages approximately 200 mutual fund portfolios. As of December 31, 2007, Dreyfus had approximately $263 billion in assets under management.

EQ Advisors Trust	About the investment portfolios	59

Fixed Income Portfolios (continued)

EQ/PIMCO Real Return Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve maximum real return consistent with preservation of real capital and prudent investment management.

THE INVESTMENT STRATEGY

The Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities, also known as “junk bonds” and, for purposes of this Portfolio, junk bonds are rated B or higher by Moody’s Investor Services, Inc., Standard & Poor’s Corporation or Fitch, Inc. or, if unrated, determined by the Adviser to be of comparable quality.

The Portfolio may also invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio also may invest in securities of issuers located in emerging markets. Foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) normally will be limited to 10% of the Portfolio’s total assets. The Portfolio may also invest, to a limited extent, in loan participations. The Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities. The Portfolio, may without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Adviser may sell a security for a variety of reasons, including to invest in a company believed to offer superior investment opportunities.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Derivatives Risk

Futures and Options Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Junk Bonds or Lower Rated Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

Currency Risk

Emerging Markets Risk

•	Leveraging Risk

•	Liquidity Risk

•	Loan Participation and Assignments Risk

•	Portfolio Turnover Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because the Portfolio was advised using a different investment objective and investment strategy prior to May 1, 2005.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Total Return Portfolio, a series of Enterprise Accumulation Trust) managed by the Adviser using an investment objective and strategy, which differ from those used by the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Total Return Portfolio whose inception date is January 24, 2002, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
5.91% (2007 4th Quarter)	–2.36% (2004 2nd Quarter)

60	About the investment portfolios	EQ Advisors Trust

Average Annual Total Returns
	One Year	Five Years	Since Inception
EQ/PIMCO Real Return Portfolio — Class IA Shares**	11.61%	4.57%	5.05%
EQ/PIMCO Real Return Portfolio — Class IB Shares	11.43%	4.54%	5.02%
Lehman Brothers U.S. Tips Index†	11.64%	6.27%	7.93%
**	Class IA shares have not commenced operations. Performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/PIMCO Real Return Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.55%	0.55%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.69%	0.94%
Less Fee Waiver/Expense Reimbursement*	–0.04%	–0.04%
Net Annual Portfolio Operating Expenses	0.65%	0.90%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed the amount shown above under Net Annual Portfolio Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$66	$92
3 Years	$217	$296
5 Years	$380	$516
10 Years	$855	$1,151

WHO MANAGES THE PORTFOLIO

Pacific Investment Management Company, LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the Portfolio. PIMCO has provided investment counseling since 1971. As of December 31, 2007, assets under management were $746.3 billion.

Mihir Worah, Executive Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Worah is also a portfolio manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and has been a Portfolio Manager since 2005.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	61

Fixed Income Portfolios (continued)

EQ/Short Duration Bond Portfolio

INVESTMENT OBJECTIVE: Seeks to achieve current income with reduced volatility of principal.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in bonds and other debt securities. These securities include U.S. Government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, asset-backed securities and mortgage related securities.

The Portfolio intends to invest only in investment grade fixed income securities and seeks to maintain a minimum average credit quality rating of “A” by Moody’s Investor Services, Inc. or Standard & Poor’s Corporation in its portfolio. The Portfolio will focus primarily on U.S. securities but may invest up to 20% of its total assets in U.S. dollar denominated fixed income securities of foreign issuers.

The Portfolio seeks to maintain a high level of share price stability by keeping the average duration of the overall portfolio between one year and three years. The Portfolio may invest in securities with effective or final maturities of any length at the time of purchase. It is anticipated that the average effective maturity of the Portfolio will range from one to four years. The Portfolio may adjust its holdings based on actual or anticipated changes in interest rates or credit quality. The Portfolio may also engage in risk management techniques, including, to a limited extent, futures contracts, swap agreements and other derivatives, in seeking to increase share price stability, increase income and otherwise manage the Portfolio’s exposure to investment risks.

In choosing investments, the Adviser searches for the best values on securities that meet the Portfolio’s credit and maturity requirements. The Adviser may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities.

Duration is a measure of the weighted average maturity of cash flows on the bonds held by the Portfolio and can be used by the Adviser as a measure of the sensitivity of the market value of the Portfolio to changes in interest rates. Generally, the longer the duration of the Portfolio, the more sensitive its market value will be to changes in interest rates.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests in fixed income securities, therefore, its performance may go up or down depending on general debt market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section “More Information on Risks and Benchmarks.”

•	Convertible Securities Risk

•	Derivatives Risk

•	Fixed Income Risk

Asset-Backed Securities Risk

Credit Risk

Interest Rate Risk

Investment Grade Securities Risk

Mortgage-Backed Securities Risk

•	Foreign Securities Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The table below shows the Portfolio’s average annual total returns for the past one year and since inception through December 31, 2007 and compares the Portfolio’s performance to the returns of a broad-based index. Past performance is not an indication of future performance. This may be particularly true for this Portfolio because a different Adviser managed the Portfolio prior to October 1, 2006.

The Portfolio’s performance shown below includes the performance of its predecessor registered investment company (Enterprise Short Duration Portfolio, a series of Enterprise Accumulation Trust) advised using the same investment objective and strategy as the Portfolio. For these purposes, the Portfolio is considered to be the successor to the Enterprise Short Duration Portfolio whose inception date is May 1, 2003, and the performance results of the Portfolio (to which the assets of the predecessor were transferred on July 9, 2004) and its predecessor have been linked.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
1.89% (2006 3rd Quarter)	–0.79% (2004 2nd Quarter)

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Average Annual Total Returns
	One Year	Since Inception
EQ/Short Duration Bond Portfolio — Class IA Shares**	5.56%	3.02%
EQ/Short Duration Bond Portfolio — Class IB Shares	5.28%	2.87%
Lehman Brothers 1-3 year Government Credit Index†	6.83%	3.33%
**	For periods prior to the date the Class IA shares commenced operations (June 9, 2005), performance information shown is the performance of Class IB shares which reflects the effect of 12b-1 fees paid by Class IB shares. Class IA shares do not pay any 12b-1 fees.
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)
EQ/Short Duration Bond Portfolio	Class IA Shares	Class IB Shares
Management Fee	0.43%	0.43%
Distribution and/or Service Fees (12b-1 fees)	None	0.25%†
Other Expenses	0.15%	0.15%
Total Annual Portfolio Operating Expenses	0.58%	0.83%
Less Fee Waiver/Expense Reimbursement*	0.00%	0.00%
Net Annual Portfolio Operating Expenses	0.58%	0.83%
†	The maximum annual distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2009.
*	Pursuant to a contract, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Annual Portfolio Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.60% for Class IA or 0.85% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2009. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Class IA Shares	Class IB Shares
1 Year	$59	$85
3 Years	$186	$265
5 Years	$324	$460
10 Years	$726	$1,025

WHO MANAGES THE PORTFOLIO

BlackRock Financial Management, Inc. (“BlackRock Financial”), 40 East 52nd Street, New York, New York 10022. BlackRock Financial, together with its investment management affiliates, is one of the world’s largest asset management firms. As of December 31, 2007, BlackRock Financial and its affiliates had approximately $1.3 trillion in assets under management.

The management of and investment decisions for the EQ/Short Duration Bond Portfolio are made by Scott Amero, Todd Kopstein and Stuart Spodek.

Scott Amero is a Vice Chairman and BlackRock’s Global Chief Investment Officer for Fixed Income since December 2007. Mr. Amero also serves as and co-head of the Fixed Income Portfolio Management Group for more than ten years. Prior thereto he was a Managing Director since 1990. He is a member of BlackRock’s Executive, Operating and Management committees and Chairman of its Fixed Income Investment Strategy Group. In this capacity, he coordinates BlackRock’s team of portfolio managers and credit analysts who specialize in fixed income securities.

Todd Kopstein, Managing Director since 2003, is a member of the Investment Strategy Group and his primary responsibility is managing total return portfolios, with a sector emphasis on short duration securities. Mr. Kopstein joined BlackRock in 1994 as an analyst and has been a member of the Investment Strategy Group since 1998.

Stuart Spodek, Managing Director since 2002 and co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group. He is responsible for managing fixed income portfolios, with a sector emphasis on global government bonds, derivative instruments,

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Fixed Income Portfolios (continued)

and implementing yield curve strategy across global portfolios. Mr. Spodek joined BlackRock in 1993 as an analyst in BlackRock’s Portfolio Management Group and became a portfolio manager in 1995.

The Statement of Additional Information provides additional information about the Adviser, the Portfolio Manager(s)’ compensation, other accounts managed by the Portfolio Manager(s) and the Portfolio Manager(s)’ ownership of shares of the Portfolio to the extent applicable.

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2. More information on risks and benchmarks

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio’s investment results.

There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

General Investment Risks: Each Portfolio is subject to the following risks:

Adviser Selection Risk: The risk that AXA Equitable’s process for selecting or replacing an Adviser and its decision to select or replace an Adviser does not produce the intended results.

Asset Class Risk: There is the risk that the returns from the types of securities in which a Portfolio or portion thereof invests will underperform the general securities markets or different asset classes. Different types of securities and asset classes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Market Risk: The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors.

Portfolio Management Risk: The risk that strategies used by the Manager or the Advisers and their securities selections fail to produce the intended results.

Securities Lending Risk: For purposes of realizing additional income, each Portfolio or portion thereof may lend securities to broker-dealers approved by the Board of Trustees. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. Government or its agencies, or a standby letter of credit issued by qualified banks. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, possible loss of rights in the collateral should the borrower fail financially or a decline in the value of the collateral held by a Portfolio or portion thereof. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Adviser or Manager, as applicable, the consideration to be earned from such loans would justify the risk.

Security Risk: The risk that the value of a security may move up and down, sometimes rapidly and unpredictably based upon a change in a company’s financial condition as well as overall market and economic conditions.

Security Selection Risk: The Manager or the Adviser(s) for each Portfolio or portion thereof, as applicable, selects particular securities in seeking to achieve the Portfolio’s objective within its overall strategy. The securities selected for the Portfolio or portion thereof may not perform as well as other securities that were not selected for the Portfolio or portion thereof. As a result the Portfolio or portion thereof may underperform other funds with the same objective or in the same asset class.

As indicated in “About the Investment Portfolios – The Principal Risks,” a particular Portfolio may be subject to the following as principal risks. In addition, to the extent a Portfolio invests in a particular type of investment, it will be subject to the risks of such investment as described below:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment.

Convertible Securities Risk: Convertible securities may include both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Therefore, convertible securities enable the holder to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Portfolio or portion thereof is called for redemption, the Portfolio or portion thereof will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by certain of the Portfolios in convertible debt securities are not subject to any ratings restrictions, although each Adviser will consider such ratings, and any changes in such ratings, in its determination of whether a Portfolio should invest and/or continue to hold the securities.

Derivatives Risk: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio’s or portion thereof’s investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a

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significant impact on a Portfolio’s or portion thereof’s exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, reference rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio or portion thereof also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio or portion thereof uses a derivative security for purposes other than as a hedge, that Portfolio or portion thereof is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

Futures and Options Risk: To the extent a Portfolio uses futures and options, it is exposed to additional volatility and potential losses.

Equity Risk: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods. The value of such securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

Fixed Income Risk: To the extent that any of the Portfolios invest a substantial amount of assets in fixed income securities, a Portfolio may be subject to the following risks:

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of consumer loans such as credit card receivables, automobile loans and leases, leases on equipment such as computers, and other financial instruments and are subject to certain additional risks. Rising interest rates tend to extend the duration of asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Portfolio may exhibit additional volatility. The risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. In addition, the principal on asset-backed securities may be prepaid at any time, which will reduce the yield and market value. When interest rates are declining, there are usually more prepayments of loans as borrowers are motivated to pay off debt and refinance at new lower rates, which will shorten the life of these securities. The reinvestment of cash received from prepayments will, therefore, usually be at a lower interest rate than the original investment, lowering the Portfolio’s yield. Prepayments also vary based on, among other factors, general economic conditions and other demographic conditions.

If a Portfolio purchases asset-backed securities that are “subordinated” to other interests in the same pool of assets, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. In addition, instability in the markets for asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Credit Risk: The actual or perceived reduction in the creditworthiness of debt issuers generally will have adverse effects on the values of their debt securities. Credit risk is the risk that the issuer or guarantor of a debt security or counterparty to a Portfolio’s transactions will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. Each of the Portfolios may be subject to credit risk to the extent that it invests in debt securities or engages in transactions, such as securities loans or repurchase agreements, which involve a promise by a third party to honor an obligation to the Portfolio. Credit risk is particularly significant for the Portfolios that may invest a material portion of their assets in “junk bonds” or lower-rated securities.

Interest Rate Risk: The price of a bond or a fixed income security is dependent upon interest rates. Therefore, the share price and total return of a Portfolio investing a significant portion of its assets in bonds or fixed income securities will vary in response to changes in interest rates. A rise in interest rates causes the value of a bond to decrease, and vice versa. There is the possibility that the value of a Portfolio’s investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a significant effect on Portfolios holding a significant portion of their assets in fixed income securities with long term maturities.

Investment Grade Securities Risk: Debt securities are rated by national bond ratings agencies. Securities rated BBB by S&P or Baa by Moody’s are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

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Junk Bonds or Lower Rated Securities Risk: Bonds rated below investment grade (i.e. BB by S&P or Fitch or Ba by Moody’s) are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. They are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. “Junk Bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Portfolio expenses can be spread and possibly reducing the Portfolio’s rate of return.

Mortgage-Backed Securities Risk: The risk that the principal on mortgage-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, the risk of default by borrowers is greater during periods of rising interest rates and/or unemployment rates. The early retirement of particular classes or series of a collateralized mortgage obligation held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities.

If a Portfolio purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage-backed securities may include securities backed by pools of mortgage loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan. As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. In addition, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner. Moreover, instability in the markets for mortgage-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Zero Coupon and Pay-in-Kind Securities Risk: A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Focused Portfolio Risk: Portfolios or portions thereof that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Foreign Securities Risk: A Portfolio’s or portion thereof’s investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities that can adversely affect a Portfolio’s or portion’s performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less

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government supervision than domestic markets. The value of a Portfolio’s or portion’s investment may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. A Portfolio or portion thereof may be subject to the following risks associated with investing in foreign securities:

Currency Risk: The risk that fluctuations in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Portfolio’s or portion thereof’s investment in securities denominated in a foreign currency or may widen existing losses.

Depositary Receipts: A Portfolio or portion thereof may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (“GDRs”) (issued throughout the world) each evidence a similar ownership arrangement. A Portfolio or portion thereof may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Emerging Markets Risk: There are greater risks involved in investing in emerging market countries and/or their securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines. As a result, a Portfolio or portion thereof investing in emerging market countries may be required to establish special custody or other arrangements before investing.

Geographic Risk: The economies and financial markets of certain regions, such as Latin America and Asia, can be highly interdependent and may decline all at the same time.

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s or portion thereof’s foreign investments.

Regulatory Risk: Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies.

Settlement Risk: Settlement and clearance procedures in certain foreign markets differ significantly form those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments.

At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio or portion thereof to carry out transactions. If a Portfolio or portion thereof cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio or portion thereof cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio or portion thereof could be liable for any losses incurred.

Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Growth Investing Risk: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

Index-Fund Risk: The EQ/Bond Index, and the EQ/Small Company Index Portfolios invest in the securities included in the relevant index or

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substantially identical securities regardless of market trends. These Portfolios cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Large-Cap Company Risk: Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk: When a Portfolio borrows money or otherwise leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

Liquidity Risk: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgage-backed securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

Loan Participation and Assignments Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that a Portfolio could be held liable as a co-lender.

Money Market Risk: Although a money market fund is designed to be a relatively low risk investment, it is not entirely free of risk. Despite the short maturities and high credit quality of the EQ/Money Market Portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the Portfolio has purchased may reduce the Portfolio’s yield. In addition, the Portfolio is still subject to the risk that the value of an investment may be eroded over time by inflation.

Non-Diversification Risk: The EQ/Van Kampen Real Estate Portfolio is classified as a “non-diversified” investment company, which means that the proportion of the Portfolio’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of the non-diversified Portfolio’s assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the securities of such Portfolio may be more sensitive to changes in the market value of a single issuer or industry. The use of such a focused investment strategy may increase the volatility of such a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which such a Portfolio invests perform poorly, the Portfolio could incur greater losses than it would have had it been invested in a greater number of securities.

Portfolio Turnover Risk: The Portfolios and portions thereof do not restrict the frequency of trading to limit expenses. The Portfolios and portions thereof may engage in active and frequent trading of portfolio securities to achieve their principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to a Portfolio or portion thereof and its shareholders, which would reduce investment returns.

Real Estate Investing Risk: Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages (mortgage REITs) or in some combination of the two (hybrid REITs). Operating REITs requires specialized management skills and a Portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income.

Small-Cap and/or Mid-Cap Company Risk: A Portfolio’s or portion thereof’s investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies generally have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average

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returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization.

Special Situations Risk: A Portfolio may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, liquidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that an Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that an Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than an Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Value Investing Risk: Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisers using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that the stocks’ intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

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Benchmarks

The performance of each of the Trust’s Portfolios as shown in the section “About the Investment Portfolios” is compared to that of a broad-based securities market index, an index of funds with similar investment objectives and/or a blended index. Each of the Portfolios’ annualized rates of return are net of: (i) its investment management fees; and (ii) its other expenses. These rates are not the same as the actual return you would receive under your Contract.

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with managed investment company portfolios. Broad-based securities indices are also not subject to contract and insurance-related expenses and charges. Investments cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Lehman Brothers U.S. Aggregate Bond Index (“Lehman Aggregate Bond Index”) covers the U.S. investment-grade, fixed-rate, taxable bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-based securities. To qualify for inclusion in the Lehman Aggregate Bond Index, a bond must have at least one year remaining to final maturity, rated Baa3 or better by Moody’s, have a fixed coupon rate, and be U.S. dollar denominated.

Lehman Brothers Intermediate Government Bond Index is an unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

Lehman Brothers Long Government/Credit Bond Index is an unmanaged benchmark representing the long-term, investment-grade U.S. bond market.

Lehman Brothers U.S. Tips Index is an unmanaged index consisting of the U.S. Treasury Inflation Protected Securities Market.

Lehman Brothers 1-3 Year Government Credit Index is an unmanaged index that represents all U.S. Treasury and agency securities with maturities ranging from 1-3 years.

Merrill Lynch U.S. High Yield Master Cash Pay Only Index is an unmanaged index that measures the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

MSCI EAFE® Index (Europe, Australasia, Far East) contains a market capitalization weighted sampling of securities deemed by Morgan Stanley Capital International (“MSCI”) to be representative of the market structure of the developed equity markets in Europe, Australasia and the Far East. To construct the MSCI EAFE Index, MSCI targets at least 60% coverage of the market capitalization of each in-dustry within each country in the MSCI EAFE. Companies with less than 40% of their market capitalization publicly traded are float-adjusted to include only a fraction of their market capitalization in the broader MSCI EAFE index. The MSCI EAFE Index returns assume dividends are reinvested net of withholding taxes and do not reflect any fees or expenses.

MSCI EAFE Growth Index is an unmanaged index comprised of 21 MSCI country indices representing stocks from companies in developed markets outside of North America (i.e. Europe, Australasia and the Far East) having growth investment style characteristics.

Russell 3000® Index (“Russell 3000”) is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell 1000® Index (“Russell 1000”) is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, and represents approximately 90% of the total market capitalization of the Russell 3000.

Russell 1000® Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.

Russell 2000® Index (“Russell 2000”) is an unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 10% of the total market capitalization of the Russell 3000.

Russell 2000® Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Index (“Russell 2500”) is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 20% of the total market capitalization of the Russell 3000.

Russell 2500™ Growth Index is an unmanaged index which measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index (“Russell Mid Cap”) is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents about 31% of the total market capitalization of the Russell 1000.

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with higher price-to-book ratios and higher forecasted growth values.

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Russell Midcap® Value Index is an unmanaged index that measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Stock Index (referred to here in as “Standard & Poor’s 500 Index” or “S&P 500 Index”) is an unmanaged weighted index of common stocks of 500 of the largest U.S. industrial, transportation, utility and financial companies, deemed by Standard & Poor’s to be representative of the larger capitalization portion of the United States stock market. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

3-Month Treasury Bill. A negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

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3. Management of the Trust

This section gives you information on the Trust, the Manager and the Advisers for the Portfolios. More detailed information concerning each of the Advisers and portfolio managers is included in the description for each Portfolio in the section “About the Investment Portfolios.”

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. The Trust’s Board of Trustees is responsible for the overall management of the Trust and the Portfolios. The Trust issues shares of beneficial interest that are currently divided among sixty-four (64) Portfolios, each of which has authorized Class IA and Class IB shares. This Prospectus describes the Class IA and Class IB shares of twenty-seven (27) Portfolios. Each Portfolio has its own objective, investment strategies and risks, which have been previously described in this Prospectus.

The Manager

AXA Equitable, through its AXA Funds Management Group unit (the “Manager”), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. The Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios.

The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

Beyond performance analysis, the Manager monitors significant changes that may impact the Adviser’s overall business. The Manager monitors continuity in the Adviser’s operations and changes in investment personnel and senior management. The Manager performs due diligence reviews with each Adviser no less frequently than annually.

The Manager obtains detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations that is used to supervise and monitor the Advisers and the Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

The Manager selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Manager may appoint, dismiss and replace Advisers and amend advisory agreements subject to the approval of the Trust’s Board of Trustees. The Manager also may allocate a Portfolio’s assets to additional Advisers subject to the approval of the Trust’s Board of Trustees and has discretion to allocate each Portfolio’s assets among a Portfolio’s current Advisers. The Manager recommends Advisers for each Portfolio to the Trust’s Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers.

The Manager has received an exemptive order from the SEC to permit it and the Trust’s Board of Trustees to appoint, dismiss and replace Advisers and to amend the advisory agreements between the Manager and the Advisers without obtaining shareholder approval. Accordingly, the Manager is able, subject to the approval of the Trust’s Board of Trustees, to appoint, dismiss and replace Advisers and to amend advisory agreements without obtaining shareholder approval. If a new Adviser is retained for a Portfolio, shareholders will receive notice of such action. However, the Manager may not enter into an advisory agreement with an Affiliated Adviser, such as AllianceBernstein L.P. or unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management Fees

Each Portfolio pays a fee to the Manager for management services. The table below shows the annual rate of the management fees (as a percentage of each Portfolio’s average daily net assets) that the Manager received in 2007 for managing each of the Portfolios included in the table and the rate of the management fees waived by the Manager in 2007 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to certain of the Portfolios.

Management Fees Paid by the Portfolios in 2007

Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/AllianceBernstein Common Stock	0.47%	N/A
EQ/AllianceBernstein International	0.71%	0.04%
EQ/AllianceBernstein Quality Bond	0.50%	N/A
EQ/AllianceBernstein Small Cap Growth	0.74%	N/A
EQ/AllianceBernstein Value	0.59%	0.01%
EQ/BlackRock International Value	0.81%	0.00%
EQ/Boston Advisors Equity Income	0.75%	0.09%
EQ/Bond Index	0.35%	0.25%
EQ/Calvert Socially Responsible	0.65%	0.08%
EQ/Capital Guardian Growth	0.65%	0.09%
EQ/Capital Guardian Research	0.63%	0.06%
EQ/Caywood-Scholl HighYield Bond	0.60%	0.01%
EQ/GAMCO Small Company Value	0.76%	0.00%

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Portfolios	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed
EQ/Government Securities	0.50%	0.00%
EQ/International Growth	0.85%	0.00%
EQ/JPMorgan Core Bond	0.43%	0.00%
EQ/JPMorgan Value Opportunities	0.60%	0.04%
EQ/Long Term Bond	0.40%	0.00%
EQ/Lord Abbett Mid Cap Value	0.70%	0.05%
EQ/Money Market	0.32%	N/A
EQ/Montag & Caldwell Growth	0.75%	N/A
EQ/PIMCO Real Return	0.55%	0.04%
EQ/Short Duration Bond	0.43%	0.00%
EQ/Small Company Index	0.25%	0.00%
EQ/T. Rowe Price Growth Stock	0.79%	0.03%
EQ/Van Kampen Mid Cap Growth	0.70%	0.05%

The following Portfolio has not operated for a full fiscal year. The table below sets forth its annual contractual management fee rate (as a percentage of average daily net assets).

Portfolios	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
EQ/Van Kampen Real Estate Portfolio	0.900%	0.850%	0.825%	0.800%	0.775%

The Advisers are paid by the Manager. Changes to the advisory fees may be negotiated, which could result in an increase or decrease in the amount of the management fee retained by the Manager, without shareholder approval.

AXA Equitable also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by AXA Equitable include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For administrative services, in addition to the management fee, each Portfolio, except the PLUS Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust (excluding certain Portfolio’s noted below). The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios noted below), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio, the Crossings Allocation Portfolios and the PLUS Portfolios.

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreements with AXA Equitable and the investment advisory agreements with the Advisers with respect to the Portfolios (except as noted below) is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2007. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve and the investment advisory agreement with T. Rowe Price Associates, Inc. with respect to the EQ/T. Rowe Price Growth Stock Portfolio is available in the Trust’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007. A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the investment management agreement with AXA Equitable with respect to the EQ/Van Kampen Real Estate Portfolio is available in the Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2006.

Expense Limitation Agreement

In the interest of limiting through April 30, 2009 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to those Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios listed below so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Portfolio invests, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed the following respective expense ratios:

Expense Limitation Provisions

	Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA Shares	Class IB Shares
EQ/AllianceBernstein International	0.85%	1.10%
EQ/AllianceBernstein Value	0.70%	0.95%
EQ/Bond Index	0.45%	0.70%
EQ/BlackRock International Value†	1.00%	1.25%
EQ/Boston Advisors Equity Income	0.80%	1.05%
EQ/Calvert Socially Responsible	0.80%	1.05%
EQ/Capital Guardian Growth†	0.70%	0.95%
EQ/Capital Guardian Research	0.70%	0.95%
EQ/Caywood-Scholl HighYield Bond	0.75%	1.00%
EQ/GAMCO Small Company Value	1.05%	1.30%
EQ/Government Securities	0.75%	1.00%
EQ/International Growth	1.30%	1.55%
EQ/JPMorgan Core Bond†	0.60%	0.85%
EQ/JPMorgan Value Opportunities†	0.70%	0.95%
EQ/Long Term Bond	0.75%	1.00%
EQ/Lord Abbett Mid Cap Value	0.80%	1.05%
EQ/Montag & Caldwell Growth	0.90%	1.15%
EQ/PIMCO Real Return	0.65%	0.90%
EQ/Short Duration Bond	0.60%	0.85%

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	Total Expenses Limited to (% of daily net assets)
Portfolios	Class IA Shares	Class IB Shares
EQ/Small Company Index†	0.60%	0.85%
EQ/T. Rowe Price Growth Stock	0.90%	1.15%
EQ/Van Kampen MidCap Growth	0.80%	1.05%
EQ/Van Kampen Real Estate	1.01%	1.26%

The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years (or five years for certain Portfolios, as indicated by a “†” in the above table) of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments made, the Portfolio will be charged such lower expenses.

Legal Proceedings Relating to the Advisers

AllianceBernstein L.P.

Material Litigation and Regulatory Matters

All aspects of AllianceBernstein L.P.’s (“AllianceBernstein” and “the firm”) business are subject to various federal and state laws and regulations, and to laws in foreign countries in which AllianceBernstein’s subsidiaries conduct business. Accordingly, from time to time, regulators contact AllianceBernstein seeking information concerning the firm and its business activities. At any given time, AllianceBernstein is also a party to civil lawsuits.

Please see below for details on current material litigation against AllianceBernstein and material regulatory matters involving AllianceBernstein:

Pending Litigation

1. Market Timing Litigation.  On October 2, 2003, a complaint (Hindo v. Alliance Capital Management L.P., et al.) was filed in federal court in New York alleging that AllianceBernstein and numerous other defendants entered into agreements under which certain parties were permitted to engage in “late trading” and “market timing” transactions in certain firm-sponsored mutual funds in violation of the Securities Act of 1933 (“Securities Act”), the Securities Exchange Act of 1934 (“Exchange Act”) and the Investment Advisers Act of 1940. Hindo further alleges that the prospectuses for certain of these funds were false and misleading. Numerous additional lawsuits making factual allegations generally similar to those in Hindo were later filed in federal and state court, including a lawsuit by the State of West Virginia. In February 2004, all of the pending actions were transferred to the United States District Court for the District of Maryland. In September 2004, plaintiffs filed consolidated amended class action complaints with respect to four types of claim against the firm and other defendants — mutual fund shareholder claims, mutual fund derivative claims, ERISA claims by participants in the firm’s profit sharing plan, and derivative claims brought on behalf of AllianceBernstein Holding L.P. In general terms, these lawsuits allege facts similar to those in the Hindo complaint, and assert claims under the Securities Act and Exchange Act, as well as claims under the 1940 Act, the Employee Retirement Income Security Act of 1974 and common law. They seek unspecified damages. AllianceBernstein has moved to dismiss the consolidated complaints.

On April 21, 2006, the firm and attorneys for plaintiffs entered into a confidential memorandum of understanding containing their agreement to settle the claims in the mutual fund shareholder, mutual fund derivative and ERISA actions. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. AllianceBernstein and the other defendants in these actions continue to vigorously defend against any remaining and/or unsettled claims.

* * *

At the present time, AllianceBernstein is unable to predict the outcome or estimate a possible loss or range of loss in respect of the foregoing matters because of the inherent uncertainty regarding the outcome of complex litigation.

With respect to all significant litigation matters, AllianceBernstein conducts a probability assessment of the likelihood of a negative outcome. If the likelihood of a negative outcome is probable, and the amount of the loss can be reasonably estimated, AllianceBernstein records an estimated loss for the expected outcome of the litigation as required by Statement of Financial Accounting Standards No. 5 (“SFAS No. 5”), “Accounting for Contingencies”, and Financial Accounting Standards Board (“FASB”) Interpretation No. 14, “Reasonable Estimation of the Amount of a Loss — an interpretation of FASB Statement No. 5”.

If the likelihood of a negative outcome is reasonably possible and AllianceBernstein is able to indicate an estimate of the possible loss or range of loss, AllianceBernstein discloses that fact together with the estimate of the possible loss or range of loss. However, it is difficult to predict the outcome or estimate a possible loss or range of loss because litigation is subject to significant uncertainties, particularly when plaintiffs allege substantial or indeterminate damages, or when the litigation is highly complex or broad in scope.

Pending Regulatory Matters

1. Mutual Fund Trading Matters.  Certain regulatory authorities, including the SEC and the Office of the New York State Attorney General (“NYAG”), are investigating practices in the mutual fund industry identified as “market timing” and “late trading” of mutual fund shares and have requested that the firm provide information to them. Our firm has cooperated and will continue to cooperate with all of these authorities.

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On December 18, 2003, the firm reached terms with the SEC for the resolution of regulatory claims against Alliance Capital Management L.P. with respect to market timing. The SEC Order reflecting the agreement found that the firm maintained relationships with certain investors who were permitted to engage in market timing trades in certain domestic mutual funds sponsored by the firm in return for or in connection with making investments (which were not actively traded) in other firm products, including hedge funds and mutual funds, for which it receives advisory fees (“Market Timing Relationships”). The Order also stated that the SEC determined to accept an Offer of Settlement submitted by Alliance Capital Management L.P. The firm concurrently reached an agreement in principle with the NYAG which was subject to final, definitive documentation. That documentation, titled the Assurance of Discontinuance, is dated September 1, 2004.

Under both the SEC Order and the NYAG agreement, the firm must establish a $250 million fund to compensate fund shareholders for the adverse effect of market timing. Of the $250 million fund, the Agreements characterize $150 million as disgorgement and $100 million as a penalty. The Agreement with the NYAG requires a weighted average reduction in fees of 20% with respect to investment advisory agreements with AllianceBernstein-sponsored U.S. long-term open-end retail mutual funds for a minimum of five years, which commenced January 1, 2004. The terms of the agreements also call for the formation of certain compliance and ethics committees and the election of independent chairman to mutual fund boards, among other things.

On February 10, 2004, AllianceBernstein received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia’s Office of the State Auditor, Securities Commission (“West Virginia Securities Commission”) (together, the “Information Requests”). Both Information Requests require AllianceBernstein to produce documents concerning, among other things, any market timing or late trading in our sponsored mutual funds. AllianceBernstein responded to the Information Requests and are cooperating fully with the investigation.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a “Summary Order to Cease and Desist, and Notice of Right to Hearing” addressed to Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. The Summary Order claims that the firms violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Hindo Complaint. On January 25, 2006, AllianceBernstein and several unaffiliated firms filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court, seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined our petition for appeal. On September 22, 2006, AllianceBernstein filed an answer and motion to dismiss the Summary Order with the Securities Commissioner. AllianceBernstein intends to vigorously defend against the allegations in the Summary Order.

2. On September 16, 2005, the SEC issued a Wells notice to the firm claiming that it aided and abetted violations of Section 19(a) of the 1940 Act by the Alliance All-Market Advantage Fund and the Spain Fund. The notice alleged that the funds did not, under Section 19(a), provide the required disclosure of the character of dividend distributions. The funds revised their dividend disclosures in 2004 in response to the SEC’s review of this matter and the firm believes that the disclosures now fully comply with Section 19(a). The firm has reached an agreement in principle with the SEC to resolve this matter, and has recorded a $450,000 earnings charge in connection therewith.

A discussion of material litigation and regulatory matters also is contained in AllianceBernstein’s Form 10-K for the year ended December 31, 2005, and Form 10-Q for the quarter ended September 30, 2006. If you would like additional information concerning any of these matters, or any other matters, please let us know.

Caywood-Scholl Capital Management LLC (“Caywood-Scholl”)

A number of affiliates of Caywood-Scholl have been named as defendants in various lawsuits and regulatory proceedings alleging improper “market timing” and “revenue sharing” arrangements. The “market timing” actions generally allege that the defendants allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the defendants in violation of the funds stated restrictions on “market timing” or that the defendants failed to disclose such alleged arrangements to the funds’ shareholders. The revenue sharing actions generally allege that fund assets were inappropriately used to pay brokers to promote the funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders.

Although Caywood-Scholl has never been named as a defendant in any such proceeding, under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against any of the named defendants, they and their affiliates (including Caywood-Scholl) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser for any registered investment company. If a court injunction were issued against an affiliate of Caywood-Scholl in any proceeding, Caywood-School would seek exemptive relief under Section 9(c) with respect to that proceeding, although there is no assurance that such exemptive relief would be granted.

Caywood-Scholl was recently served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain clients of Caywood-Scholl and Caywood-Scholl itself are alleged to

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be holders. The complaint alleges that in 2000, more than two hundred noteholders were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien.

It is possible that these matters and/or other developments resulting from these matters could result in increased Portfolio redemptions or other adverse consequences to the Portfolio. However, Caywood-Scholl believes that these matters are not likely to have a material adverse effect on the Portfolio or on Caywood-Scholl’s ability to perform its investment advisory services relating to the Portfolio.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are material.

MFS Investment Management (“MFS”)

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS proprietary funds (“MFS funds”), certain current and/or former Trustees of the MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, and inadequately disclosed MFS’ internal policies concerning market timing and such matters, (ii) received excessive compensation as fiduciaries with respect to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS’ use of fund assets in this manner. The lawsuits assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the 1940 Act, and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974 (ERISA), as well as fiduciary duties and other violations of common law. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held, or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds.

The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS funds include Riggs v. MFS et al., Case No. 04-CV-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-MD-01620 (derivative), Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA), and Reaves v. MFS Series Trust I, et al., Case No. 1:05-CV-02220-JFM (Class B Shares). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney’s fees and costs and other equitable and declaratory relief. One lawsuit alleging improper brokerage allocation practices and excessive compensation is pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action, first filed on March 25, 2004). The plaintiffs in this lawsuit are generally seeking compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, equitable and/or injunctive relief and attorney’s fees and costs. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. Several claims of the various lawsuits have been dismissed; MFS and the other named defendants continue to defend the various lawsuits.

Pacific Investment Management Company, LLC (“PIMCO”)

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (“AGI”), Allianz Global Investors Distributors (“AGID”) and certain of their affiliates, and certain employees, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds (the “funds”) during specified periods, or as derivative actions on behalf of the funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain funds’ Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the funds or on behalf of the funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the PIMCO Funds are named, in the complaint, as a nomi-

EQ Advisors Trust	Management of the Trust	77

nal defendant. Thus, at present the PIMCO funds are not a party to “the market timing” lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007 the U.S. District Court for the District of Connecticut granted defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds have been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision giving permission to file the adversary proceeding and remanded the matter to Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to a fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on a fund or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to a fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

78	Management of the Trust	EQ Advisors Trust

4. Fund distribution arrangements

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”) serve as the distributors for the Class IA and Class IB shares of the Trust. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of AXA Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the Securities Exchange Act of 1934, as amended, and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust are charged an annual fee to compensate each of the distributors for promoting, selling and servicing shares of the Portfolios. The annual fee equals 0.25% (subject to 0.50% maximum) of each Portfolio’s average daily net assets attributable to Class IB Shares. Because these fees are paid out of the Portfolio’s assets on an on going basis, over time, the fees will increase your cost of investing and may cost you more than other types of charges.

The distributors may receive payments from certain Advisers of the Portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Advisers’ respective Portfolios. These sales meetings or seminar sponsorships may provide the Advisers with increased access to persons involved in the distribution of the Contracts. The distributors also may receive marketing support from the Advisers in connection with the distribution of the Contracts.

EQ Advisors Trust	Fund distribution arrangements	79

5. Buying and selling shares

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of AXA Equitable.

Frequent transfers or purchases and redemptions of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Excessive purchases and redemptions of shares of the Portfolio may adversely affect Portfolio performance and the interests of long-term investors by requiring the Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to affect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios (or underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities (e.g. EQ/AllianceBernstein International Portfolio, EQ/BlackRock International Value Portfolio, EQ/International Growth Portfolio), in securities of small- and mid-capitalization companies (e.g. EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Lord Abbett Mid Cap Value Portfolio), or in high-yield securities (e.g. EQ/Caywood-Scholl High Yield Bond Portfolio) tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities also present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds which could result in pricing inefficiencies.

The Trust’s Board of Trustees has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Portfolios discourage frequent purchases and redemptions of portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Portfolio shares. As a general matter, each Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion is disruptive (or potentially disruptive) to the management of the Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders uniformly, including omnibus accounts. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which AXA Equitable, on behalf of the Trust, seeks to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on AXA Equitable’s ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If AXA Equitable, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, it may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. AXA Equitable may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, AXA Equitable may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, AXA Equitable sends a letter to the Contractholder explaining that there

80	Buying and selling shares	EQ Advisors Trust

is a policy against disruptive transfer activity and that if such activity continues, AXA Equitable may take action to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, AXA Equitable currently restricts the availability of voice, fax and automated transaction services. AXA Equitable currently applies such action for the remaining life of each affected Contract. Because AXA Equitable exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although AXA Equitable currently provides a letter to Contractholders who have engaged in disruptive transfer activity of its intention to restrict access to communication services, AXA Equitable may not continue to provide such letters. Consistent with seeking to discourage potentially disruptive transfer activity, AXA Equitable or the Trust may also, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus that accompanies this Prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to AXA Equitable’s funds of funds.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

EQ Advisors Trust	Buying and selling shares	81

6. How portfolio shares are priced

“Net asset value” is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	—	Liabilities

Number of outstanding shares

The net asset value of Portfolio shares is determined according to this schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a Portfolio or its designated agent.

•

A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a Portfolio’s shares are not priced.

Generally, Portfolio securities are valued as follows:

•	Equity securities (including securities issued by ETFs) – most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities (other than short-term obligations) – based upon pricing service valuations.

•	Short-term obligations (with maturities of 60 days or less) – amortized cost (which approximates market value). All securities held in the EQ/Money Market Portfolio are valued at amortized cost.

•

Securities traded on foreign exchanges – most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, fair value as determined by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options – last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures – last sales price or, if there is no sale, latest available bid price.

•

Investment Company Securities – shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

•

Other Securities – other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers and certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculations of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board of Trustees believes reflects fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s NAV by those traders.

82	How portfolio shares are priced	EQ Advisors Trust

7. Dividends and other distributions and tax consequences

Dividends and Other Distributions

The Portfolios (other than the EQ/Money Market Portfolio) generally distribute most or all of their net investment income and their net realized gains, if any, annually. The EQ/Money Market Portfolio normally declares and distributes dividends daily and distributes net investment income and its net realized gains, if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of that Portfolio.

Tax Consequences

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company, for federal tax purposes. A Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, limits on investments, types of income, and distributions. A regulated investment company that satisfies those requirements is not taxed at the entity (Portfolio) level to the extent it passes through its net income and gains to its shareholders by making distributions. Although the Trust intends each Portfolio will be operated to have no federal tax liability, if any Portfolio does have federal tax liability, that would hurt its investment performance. Also, any Portfolio that invests in foreign securities or holds foreign currencies could be subject to foreign taxes that could reduce its investment performance.

It is important for each Portfolio to maintain its regulated investment company status (and to satisfy certain other requirements) because the shareholders of a Portfolio that are insurance company separate accounts will then be able to use a ”look-through” rule in determining whether the Contracts indirectly funded by the Portfolio meet the investment diversification rules for separate accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through that Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. AXA Equitable, in its capacity as Manager and administrator of the Trust, therefore carefully monitors compliance with all of the regulated investment company rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

EQ Advisors Trust	Dividends and other distributions and tax consequences	83

8. Glossary of Terms

Bid price — The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

Capital gain distributions — Payments to a Portfolio’s shareholders of profits earned from selling securities in that Portfolio. Capital gain distributions are usually paid once a year.

Core investing — An investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Derivative — A financial instrument whose value and performance are based on the value and performance of an underlying asset, reference rate or index.

Diversification — The strategy of investing in a wide range of companies to reduce the risk if an individual company suffers losses.

Duration — A measure of how much a bond’s price fluctuates with changes in interest rates.

Earnings growth — A pattern of increasing rate of growth in earnings per share from one period to another, which usually causes a stock’s price to rise.

Fundamental analysis — An analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Growth investing — An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than “value” investing.

Interest rate — Rate of interest charged for the use of money, usually expressed as an annual rate.

Market capitalization — Market price of a company’s shares multiplied by number of shares outstanding. A common measure of the relative size of a company.

Net asset value (NAV) — The market value of one share of a Portfolio on any given day without taking into account any sales charges. It is determined by dividing a Portfolio’s total net assets by the number of shares outstanding.

Price-to-book value ratio — Current market price of a stock divided by its book value, or net asset value.

Price-to-earnings ratio — Current market price of a stock divided by its earnings per share. Also known as the “multiple,” the price-to-earnings ratio gives investors an idea of how much they are paying for a company’s earning power and is a useful tool for evaluating the costs of different securities.

Value investing — An investment style that focuses on companies that may be temporarily out of favor or have earnings or assets not fully reflected in their stock prices.

Volatility — The general variability of a Portfolio’s value resulting from price fluctuations of its investments. In most cases, the more diversified a Portfolio is, the less volatile it will be.

Yield — The rate at which a Portfolio earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

84	Glossary of Terms	EQ Advisors Trust

9. Financial Highlights

The financial highlights table is intended to help you understand the financial performance for each Portfolio’s Class IA and Class IB shares. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the Portfolio’s operations). The financial information below for the Class IA and Class IB shares of each Portfolio has been derived from the financial statements of each Portfolio, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on each Portfolio’s financial statements as of December 31, 2007 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

EQ/AllianceBernstein Common Stock Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$19.80	$18.09	$17.49	$15.47	$10.49	$19.69	$17.99	$17.39	$15.38	$10.40

Income from investment operations:
Net investment income	0.25	0.27	0.18	0.21	0.12	0.19	0.22	0.14	0.15	0.08
Net realized and unrealized gain on investments and futures	0.48	1.72	0.61	2.01	5.09	0.49	1.71	0.60	2.02	5.06

Total from investment operations	0.73	1.99	0.79	2.22	5.21	0.68	1.93	0.74	2.17	5.14

Less distributions:
Dividends from net investment income	(0.26)	(0.28)	(0.19)	(0.20)	(0.23)	(0.21)	(0.23)	(0.14)	(0.16)	(0.16)

Net asset value, end of year	$20.27	$19.80	$18.09	$17.49	$15.47	$20.16	$19.69	$17.99	$17.39	$15.38

Total return	3.73%	11.01%	4.52%	14.40%	49.89%	3.48%	10.72%	4.27%	14.12%	49.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,425,334	$7,114,739	$7,297,020	$7,847,618	$7,472,301	$2,090,492	$2,364,942	$2,351,936	$2,320,683	$1,884,006
Ratio of expenses to average net assets:
After fees paid indirectly	0.59%	0.55%	0.50%	0.43%	0.52%	0.84%	0.80%	0.75%	0.68%	0.77%
Before fees paid indirectly	0.60%	0.57%	0.52%	0.52%	0.54%	0.85%	0.82%	0.77%	0.77%	0.79%
Ratio of net investment income to average net assets:
After fees paid indirectly	1.21%	1.43%	1.05%	1.23%	0.93%	0.96%	1.18%	0.80%	0.98%	0.68%
Before fees paid indirectly	1.20%	1.42%	1.03%	1.14%	0.91%	0.95%	1.17%	0.78%	0.89%	0.66%
Portfolio turnover rate	44%	35%	38%	47%	92%	44%	35%	38%	47%	92%

EQ Advisors Trust	Financial Highlights	85

Financial Highlights (cont’d)

EQ/AllianceBernstein International Portfolio(m):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$14.42	$12.70	$11.17	$9.62	$7.24	$14.22	$12.53	$11.02	$9.50	$7.13

Income from investment operations:
Net investment income	0.27	0.19	0.18	0.13	0.11	0.22	0.15	0.15	0.10	0.07
Net realized and unrealized gain on investments, futures, and foreign currency transactions	1.40	2.82	1.56	1.64	2.43	1.38	2.78	1.53	1.61	2.44

Total from investment operations	1.67	3.01	1.74	1.77	2.54	1.60	2.93	1.68	1.71	2.51

Less distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.21)	(0.22)	(0.16)	(0.19)	(0.19)	(0.17)	(0.19)	(0.14)
Distributions from realized gains	(1.38)	(1.05)	—	—	—	(1.38)	(1.05)	—	—	—

Total dividends and distributions	(1.62)	(1.29)	(0.21)	(0.22)	(0.16)	(1.57)	(1.24)	(0.17)	(0.19)	(0.14)

Net asset value, end of year	$14.47	$14.42	$12.70	$11.17	$9.62	$14.25	$14.22	$12.53	$11.02	$9.50

Total return	11.98%	23.80%	15.61%	18.51%	35.28%	11.69%	23.55%	15.33%	18.10%	35.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,713,719	$1,602,552	$1,330,210	$1,212,207	$1,091,319	$1,739,210	$1,342,183	$930,307	$667,930	$488,571
Ratio of expenses to average net assets:
After waivers	0.85%	0.85%	0.85%	0.85%	0.85%	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers and fees paid indirectly	0.85%	0.85%	0.84%	0.83%	0.85%	1.10%	1.10%	1.09%	1.08%	1.10%
Before waivers and fees paid indirectly	0.89%	0.88%	0.85%	0.85%	0.87%	1.14%	1.13%	1.10%	1.10%	1.12%
Ratio of net investment income to average net assets:
After waivers	1.74%	1.36%	1.60%	1.28%	1.29%	1.46%	1.10%	1.35%	1.03%	1.04%
After waivers and fees paid indirectly	1.74%	1.37%	1.61%	1.30%	1.29%	1.46%	1.10%	1.36%	1.05%	1.04%
Before waivers and fees paid indirectly	1.69%	1.33%	1.60%	1.28%	1.27%	1.42%	1.06%	1.35%	1.03%	1.02%
Portfolio turnover rate	52%	70%	67%	60%	59%	52%	70%	67%	60%	59%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$— #	$— #	$— #	$0.01	$— #	$— #	$— #	$— #

86	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Quality Bond Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$10.00	$10.02	$10.20	$10.25	$10.17	$9.95	$9.96	$10.15	$10.19	$10.12

Income (loss) from investment operations:
Net investment income	0.46	0.43	0.36	0.26	0.24	0.43	0.40	0.33	0.23	0.22
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.01	(0.02)	(0.12)	0.15	0.12	0.01	(0.01)	(0.13)	0.16	0.11

Total from investment operations	0.47	0.41	0.24	0.41	0.36	0.44	0.39	0.20	0.39	0.33

Less distributions:
Dividends from net investment income	(0.53)	(0.43)	(0.39)	(0.27)	(0.15)	(0.50)	(0.40)	(0.36)	(0.24)	(0.13)
Distributions from realized gains	—	—	(0.03)	(0.19)	(0.13)	—	—	(0.03)	(0.19)	(0.13)

Total dividends and distributions	(0.53)	(0.43)	(0.42)	(0.46)	(0.28)	(0.50)	(0.40)	(0.39)	(0.43)	(0.26)

Net asset value, end of year	$9.94	$10.00	$10.02	$10.20	$10.25	$9.89	$9.95	$9.96	$10.15	$10.19

Total return	4.78%	4.06%	2.33%	3.95%	3.83%	4.60%	3.79%	1.95%	3.79%	3.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,556,385	$1,644,924	$1,543,231	$1,627,106	$1,459,282	$497,051	$480,846	$465,584	$424,156	$367,273
Ratio of expenses to average net assets	0.64%	0.61%	0.55%	0.56%	0.58%	0.89%	0.86%	0.80%	0.81%	0.83%
Ratio of net investment income to average net assets	4.49%	4.25%	3.51%	2.55%	2.35%	4.24%	4.00%	3.26%	2.30%	2.10%
Portfolio turnover rate	165%	353%	531%	659%	697%	165%	353%	531%	659%	697%

EQ Advisors Trust	Financial Highlights	87

Financial Highlights (cont’d)

EQ/AllianceBernstein Small Cap Growth Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$16.37	$16.28	$14.57	$12.75	$9.02	$15.95	$15.93	$14.29	$12.54	$8.90

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.09)	(0.06)	(0.06)	(0.02)	(0.09)	(0.13)	(0.09)	(0.09)	(0.04)
Net realized and unrealized gain on investments	2.73	1.60	1.77	1.88	3.75	2.65	1.57	1.73	1.84	3.68

Total from investment operations	2.68	1.51	1.71	1.82	3.73	2.56	1.44	1.64	1.75	3.64

Less distributions:
Distributions from realized gains	(2.66)	(1.42)	—	—	—	(2.66)	(1.42)	—	—	—

Net asset value, end of year	$16.39	$16.37	$16.28	$14.57	$12.75	$15.85	$15.95	$15.93	$14.29	$12.54

Total return	17.00%	9.28%	11.74%	14.27%	41.35%	16.70%	8.98%	11.55%	13.96%	40.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$542,826	$509,593	$507,858	$493,124	$451,408	$771,708	$720,886	$692,269	$639,666	$552,216
Ratio of expenses to average net assets:
After fees paid indirectly	0.86%	0.83%	0.76%	0.73%	0.78%	1.11%	1.08%	1.01%	0.98%	1.03%
Before fees paid indirectly	0.87%	0.84%	0.80%	0.81%	0.82%	1.12%	1.09%	1.05%	1.06%	1.07%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.26)%	(0.51)%	(0.39)%	(0.48)%	(0.21)%	(0.51)%	(0.76)%	(0.64)%	(0.73)%	(0.46)%
Before fees paid indirectly	(0.27)%	(0.52)%	(0.43)%	(0.56)%	(0.25)%	(0.52)%	(0.77)%	(0.68)%	(0.81)%	(0.50)%
Portfolio turnover rate	84%	74%	103%	81%	114%	84%	74%	103%	81%	114%

88	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/AllianceBernstein Value Portfolio(i):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)		2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$16.39	$14.51	$14.21	$12.77	$10.03	$16.38		$14.50	$14.20	$12.76	$10.03

Income (loss) from investment operations:
Net investment income	0.35	0.30	0.26	0.20	0.18	0.30		0.26	0.22	0.18	0.15
Net realized and unrealized gain (loss) on investments	(1.07)	2.83	0.55	1.55	2.73	(1.06)		2.83	0.55	1.53	2.73

Total from investment operations	(0.72)	3.13	0.81	1.75	2.91	(0.76)		3.09	0.77	1.71	2.88

Less distributions:
Dividends from net investment income	(0.26)	(0.30)	(0.21)	(0.22)	(0.17)	(0.22)		(0.26)	(0.17)	(0.18)	(0.15)
Distributions from realized gains	(1.14)	(0.95)	(0.30)	(0.09)	—	(1.14)		(0.95)	(0.30)	(0.09)	—

Total dividends and distributions	(1.40)	(1.25)	(0.51)	(0.31)	(0.17)	(1.36)		(1.21)	(0.47)	(0.27)	(0.15)

Net asset value, end of year	$14.27	$16.39	$14.51	$14.21	$12.77	$14.26		$16.38	$14.50	$14.20	$12.76

Total return	(4.30)%	21.70%	5.68%	13.74%	29.07%	(4.55)%		21.41%	5.42%	13.46%	28.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,770,999	$1,531,086	$1,329,984	$49,292	$32,274	$3,310,417		$2,844,395	$2,219,168	$2,006,001	$1,508,256
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.66%	0.70%	0.70%	0.95%		0.95%	0.91%	0.95%	0.95%
After waivers and fees paid indirectly	0.62%	0.69%	0.59%	0.70%	0.70%	0.87	%(c)	0.94%	0.84%	0.95%	0.95%
Before waivers and fees paid indirectly	0.71%	0.70%	0.66%	0.70%	0.70%	0.96	%(c)	0.95%	0.91%	0.95%	0.95%
Ratio of net investment income to average net assets:
After waivers	2.06%	1.92%	1.74%	1.74%	1.82%	1.74%		1.67%	1.49%	1.49%	1.57%
After waivers and fees paid indirectly	2.15%	1.93%	1.81%	1.74%	1.82%	1.80%		1.68%	1.56%	1.49%	1.57%
Before waivers and fees paid indirectly	2.05%	1.92%	1.74%	1.74%	1.82%	1.72%		1.67%	1.49%	1.49%	1.57%
Portfolio turnover rate	50%	28%	16%	28%	21%	50%		28%	16%	28%	21%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$—	$—	$—	$— #	$—	#	$—	$—	$—	$— #

EQ Advisors Trust	Financial Highlights	89

Financial Highlights (cont’d)

EQ/BlackRock International Value Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)		2006(e)	2005(e)	2004(e)	2003(e)	2007(e)		2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of year	$16.67		$14.20	$13.03	$10.86	$8.66	$16.67		$14.20	$13.03	$10.86	$8.66

Income from investment operations:
Net investment income	0.32		0.30	0.25	0.17	0.14	0.30		0.29	0.21	0.14	0.11
Net realized and unrealized gain on investments and foreign currency transactions	1.34	(y)	3.37	1.19	2.21	2.30	1.32	(y)	3.34	1.19	2.21	2.31

Total from investment operations	1.66		3.67	1.44	2.38	2.44	1.62		3.63	1.40	2.35	2.42

Less distributions:
Dividends from net investment income	(0.39)		(0.32)	(0.27)	(0.21)	(0.24)	(0.34)		(0.28)	(0.23)	(0.18)	(0.22)
Dividends from realized gains	(1.82)		(0.88)	—	—	—	(1.82)		(0.88)	—	—	—

Total dividends and distributions	(2.21)		(1.20)	(0.27)	(0.21)	(0.24)	(2.16)		(1.16)	(0.23)	(0.18)	(0.22)

Net asset value, end of year	$16.12		$16.67	$14.20	$13.03	$10.86	$16.13		$16.67	$14.20	$13.03	$10.86

Total return	10.45	%(y)	25.98%	11.07%	22.04%	28.27%	10.22	%(y)	25.66%	10.79%	21.73%	28.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,203,247		$680,147	$236,340	$5,598	$2,163	$1,807,680		$1,655,259	$1,189,337	$894,530	$675,246
Ratio of expenses to average net assets:
After waivers	1.00%		1.00%	1.00%	1.00%	1.00%	1.25%		1.25%	1.25%	1.25%	1.25%
After waivers and fees paid indirectly	1.00%		1.00%	1.00%	0.93%	0.93%	1.25%		1.25%	1.25%	1.18%	1.18%
Before waivers and fees paid indirectly	1.00%		1.00%	1.00%	1.00%	1.01%	1.25%		1.25%	1.25%	1.25%	1.26%
Ratio of net investment income to average net assets:
After waivers	1.83%		1.82%	1.83%	1.42%	1.35%	1.73%		1.77%	1.58%	1.17%	1.10%
After waivers and fees paid indirectly	1.83%		1.82%	1.83%	1.49%	1.42%	1.73%		1.77%	1.58%	1.24%	1.17%
Before waivers and fees paid indirectly	1.83%		1.82%	1.83%	1.42%	1.34%	1.73%		1.77%	1.58%	1.17%	1.09%
Portfolio turnover rate	81%		57%	64%	63%	163%	81%		57%	64%	63%	163%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—		$—	$—	$—	$—	$—		$—	$—	$—	$—

90	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Bond Index Portfolio:

	Class IA							Class IB
	Year Ended December 31,							Year Ended December 31,			June 20, 2005* to December 31, 2005(e)
	2007(e)	2006(e)	2005(e)		2004	2003(e)		2007(e)	2006(e)
Net asset value, beginning of year	$10.01	$10.11	$10.69		$11.56		$11.83	$10.02	$10.12		$10.77

Income (loss) from investment operations:
Net investment income	0.51	0.45	0.42		0.55		0.49	0.48	0.44		0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15	(0.06)	(0.33)		(0.30)		(0.17)	0.15	(0.07)		(0.21)

Total from investment operations	0.66	0.39	0.09		0.25		0.32	0.63	0.37		—	#

Less distributions:
Dividends from net investment income	(0.55)	(0.48)	(0.49)		(1.10)		(0.59)	(0.52)	(0.46)		(0.47)
Distributions from realized gains	—	(0.01)	(0.18)		(0.02)		—	—	(0.01)		(0.18)

Total dividends and distributions	(0.55)	(0.49)	(0.67)		(1.12)		(0.59)	(0.52)	(0.47)		(0.65)

Net asset value, end of year	$10.12	$10.01	$10.11		$10.69		$11.56	$10.13	$10.02		$10.12

Total return	6.66%	3.85%	0.89%		2.24%		2.67%	6.38%	3.58%		(0.03)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,039	$40,299	$47,085		$61,708		$73,772	$995	$598		$251
Ratio of expenses to average net assets:
After waivers	0.45%	0.65%	0.75	%(c)	0.75%		0.66%	0.70%	0.90	%(c)	1.00	%(c)
Before waivers	0.70%	0.72%	0.76	%(c)	0.78%		0.66%	0.95%	0.97	%(c)	1.01	%(c)
Ratio of net investment income to average net assets:
After waivers	4.97%	4.45%	3.91	%(c)	3.91%		4.14%	4.71%	4.30%		3.66	%(c)
Before waivers	4.72%	4.37%	3.90	%(c)	3.88%		4.14%	4.46%	4.18%		3.65	%(c)
Portfolio turnover rate	35%	153%	49%		13%		14%	35%	153%		49%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.03	$0.01	$—	#	$— #	$	**	$0.03	$0.01		$—	#

EQ Advisors Trust	Financial Highlights	91

Financial Highlights (cont’d)

EQ/Boston Advisors Equity Income Portfolio(n):

	Class IA					Class IB
	Year Ended December 31,			December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
	2007(e)	2006(e)	2005(e)			2007(e)	2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$6.91	$6.35	$6.06	$5.99		$6.93	$6.36	$6.07	$5.27		$4.22

Income from investment operations:
Net investment income	0.21	0.14	0.12	0.01		0.19	0.12	0.10	0.09		0.08
Net realized and unrealized gain on investments and foreign currency transactions	0.05	0.88	0.27	0.15		0.05	0.89	0.28	0.85		1.04

Total from investment operations	0.26	1.02	0.39	0.16		0.24	1.01	0.38	0.94		1.12

Less distributions:
Dividends from net investment income	(0.15)	(0.14)	(0.10)	(0.09)		(0.13)	(0.12)	(0.09)	(0.14)		(0.07)
Distributions from realized gains	(0.48)	(0.32)	—	—		(0.48)	(0.32)	—	—		—

Total dividends and distributions	(0.63)	(0.46)	(0.10)	(0.09)		(0.61)	(0.44)	(0.09)	(0.14)		(0.07)

Net asset value, end of period	$6.54	$6.91	$6.35	$6.06		$6.56	$6.93	$6.36	$6.07		$5.27

Total return (b)	3.89%	16.17%	6.47%	1.78%		3.61%	16.01%	6.19%	17.88%		26.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$123,390	$104,746	$109,196	$117,151		$343,385	$344,728	$260,079	$92,294		$48,094
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	0.80	%(c)	1.05%	1.05%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	0.80%	0.80%	0.79%	0.80	%(c)	1.05%	1.05%	1.04%	1.05%		N/A
Before waivers and fees paid indirectly (a)	0.89%	0.87%	0.83%	0.89	%(c)	1.14%	1.12%	1.08%	1.21%		1.06%
Ratio of net investment income to average net assets:
After waivers (a)	2.93%	2.09%	1.90%	1.85	%(c)	2.68%	1.84%	1.65%	1.60%		1.70%
After waivers and fees paid indirectly (a)	2.93%	2.09%	1.91%	1.85	%(c)	2.68%	1.84%	1.66%	1.60%		N/A
Before waivers and fees paid indirectly (a)	2.84%	2.02%	1.87%	1.76	%(c)	2.59%	1.77%	1.62%	1.44%		1.69%
Portfolio turnover rate	65%	84%	92%	55%		65%	84%	92%	55%		103%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$— #	$— #	$—	#	$0.01	$— #	$— #	$0.01	$	**

92	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Calvert Socially Responsible Portfolio(o):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)		2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$8.62	$8.26	$7.84	$7.55	$5.88	$8.53		$8.19		$7.79	$7.52	$5.88

Income (loss) from investment operations:
Net investment income (loss)	0.04	0.03	— #	— #	(0.01)	0.02		—	#	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain on investments and foreign currency transactions	1.02	0.42	0.70	0.29	1.68	1.00		0.43		0.70	0.28	1.66

Total from investment operations	1.06	0.45	0.70	0.29	1.67	1.02		0.43		0.68	0.27	1.64

Less distributions:
Dividends from net investment income	(0.05)	—	—	—	—	(0.02)		—		—	—	—
Distributions from realized gains	(0.43)	(0.09)	(0.28)	—	—	(0.43)		(0.09)		(0.28)	—	—

Total from investment operations	(0.48)	(0.09)	(0.28)	—	—	(0.45)		(0.09)		(0.28)	—	—

Net asset value, end of year	$9.20	$8.62	$8.26	$7.84	$7.55	$9.10		$8.53		$8.19	$7.79	$7.52

Total return	12.38%	5.50%	8.92%	3.84%	28.40%	12.10%		5.30%		8.72%	3.59%	27.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,475	$7,005	$74	$68	$65	$94,220		$79,100		$72,411	$47,244	$33,711
Ratio of expenses to average net assets:
After waivers	0.80%	0.80%	0.80%	0.80%	0.80%	1.05%		1.05%		1.05%	1.05%	1.05%
After waivers and fees paid indirectly	0.80%	0.80%	0.78%	0.75%	0.75%	1.05%		1.05%		1.03%	1.00%	1.00%
Before waivers and fees paid indirectly	0.88%	0.87%	0.84%	0.94%	1.20%	1.13	%(c)	1.12	%(c)	1.09%	1.19%	1.45%
Ratio of net investment income (loss) to average net assets:
After waivers	0.48%	0.34%	(0.02)%	— %‡‡	(0.20)%	0.23%		(0.01)%		(0.27)%	(0.25)%	(0.45)%
After waivers and fees paid indirectly	0.48%	0.34%	— %‡‡	0.05%	(0.15)%	0.23%		(0.01)%		(0.25)%	(0.20)%	(0.40)%
Before waivers and fees paid indirectly	0.41%	0.27%	(0.06)%	(0.14)%	(0.60)%	0.16%		(0.06)%		(0.31)%	(0.39)%	(0.85)%
Portfolio turnover rate	57%	61%	114%	38%	54%	57%		61%		114%	38%	54%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income (loss)	$0.01	$0.01	$— #	$0.01	$0.03	$0.01		$—	#	$— #	$0.01	$0.02

EQ Advisors Trust	Financial Highlights	93

Financial Highlights (cont’d)

EQ/Capital Guardian Growth Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)	2005(e)	2004	2003
Net asset value, beginning of year	$14.01	$13.07	$12.43	$11.84	$9.56	$14.01	$13.06	$12.46	$11.87	$9.58

Income from investment operations:
Net investment income (loss)	0.05	0.03	0.02	0.12	0.04	— #	— #	(0.01)	0.09	0.01
Net realized and unrealized gain on investments and foreign currency transactions	0.76	0.97	0.65	0.57	2.28	0.77	0.97	0.64	0.56	2.29

Total from investment operations	0.81	1.00	0.67	0.69	2.32	0.77	0.97	0.63	0.65	2.30

Less distributions:
Dividends from net investment income	—	(0.06)	(0.03)	(0.10)	(0.04)	—	(0.02)	(0.03)	(0.06)	(0.01)

Net asset value, end of year	$14.82	$14.01	$13.07	$12.43	$11.84	$14.78	$14.01	$13.06	$12.46	$11.87

Total return	5.78%	7.63%	5.38%	5.81%	24.27%	5.50%	7.44%	5.04%	5.53%	24.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,206	$139	$131	$126	$117	$476,867	$402,219	$297,416	$254,282	$263,715
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.69%	0.69%	0.42%	0.68%	0.95%	0.94%	0.94%	0.67%	0.93%
Before waivers and fees paid indirectly	0.79%	0.78%	0.74%	0.74%	0.78%	1.04%	1.03%	0.99%	0.99%	1.03%
Ratio of net investment income to average net assets:
After waivers	0.36%	0.24%	0.17%	0.71%	0.35%	0.01%	(0.01)%	(0.08)%	0.46%	0.10%
After waivers and fees paid indirectly	0.36%	0.25%	0.18%	0.99%	0.37%	0.01%	— %‡‡	(0.07)%	0.74%	0.12%
Before waivers and fees paid indirectly	0.27%	0.17%	0.13%	0.67%	0.27%	(0.08)%	(0.09)%	(0.12)%	0.42%	0.02%
Portfolio turnover rate	39%	33%	49%	133%	62%	39%	33%	49%	133%	62%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$0.01	$0.01	$0.01	$— #	$— #	$0.01

94	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Capital Guardian Research Portfolio(h)(p):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004(e)	2003	2007(e)	2006(e)	2005(e)	2004(e)	2003
Net asset value, beginning of year	$13.94	$12.50	$11.86	$10.75	$8.22	$13.95	$12.51	$11.86	$10.76	$8.22

Income from investment operations:
Net investment income	0.13	0.11	0.09	0.10	0.05	0.09	0.07	0.06	0.07	0.03
Net realized and unrealized gain on investments and foreign currency transactions	0.13	1.44	0.65	1.11	2.54	0.13	1.45	0.66	1.10	2.55

Total from investment operations	0.26	1.55	0.74	1.21	2.59	0.22	1.52	0.72	1.17	2.58

Less distributions:
Dividends from net investment income	(0.18)	(0.11)	(0.10)	(0.10)	(0.06)	(0.14)	(0.08)	(0.07)	(0.07)	(0.04)
Distributions from realized gains	(0.15)	—	—	—	—	(0.15)	—	—	—	—

Total Dividends and Distributions	(0.33)	(0.11)	(0.10)	(0.10)	(0.06)	(0.29)	(0.08)	(0.07)	(0.07)	(0.04)

Net asset value, end of year	$13.87	$13.94	$12.50	$11.86	$10.75	$13.88	$13.95	$12.51	$11.86	$10.76

Total return	1.89%	12.32%	6.32%	11.28%	31.55%	1.63%	12.12%	6.05%	10.89%	31.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$36,235	$4,494	$3,981	$523	$210	$1,997,795	$1,060,928	$1,025,615	$1,028,221	$877,404
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.70%	0.70%	0.70%	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.69%	0.69%	0.65%	0.68%	0.95%	0.94%	0.94%	0.90%	0.93%
Before waivers and fees paid indirectly	0.76%	0.75%	0.70%	0.70%	0.72%	1.01%	1.00%	0.95%	0.95%	0.97%
Ratio of net investment income to average net assets:
After waivers	0.92%	0.81%	0.72%	0.82%	0.63%	0.59%	0.56%	0.47%	0.57%	0.38%
After waivers and fees paid indirectly	0.93%	0.82%	0.73%	0.87%	0.65%	0.59%	0.57%	0.48%	0.62%	0.40%
Before waivers and fees paid indirectly	0.86%	0.76%	0.72%	0.82%	0.61%	0.52%	0.51%	0.47%	0.57%	0.36%
Portfolio turnover rate	68%	28%	30%	20%	24%	68%	28%	30%	20%	24%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$0.01	$— #	$— #	$— #	$0.01	$0.01	$— #	$— #	$— #

EQ Advisors Trust	Financial Highlights	95

Financial Highlights (cont’d)

EQ/Caywood-Scholl High Yield Bond Portfolio:

	Class IB
	Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$4.65	$4.56	$4.70	$4.82		$4.04

Income (loss) from investment operations:
Net investment income	0.33	0.32	0.32	0.35		0.33
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	0.04	(0.19)	0.10		0.54

Total from investment operations	0.13	0.36	0.13	0.45		0.87

Less distributions:
Dividends from net investment income	(0.32)	(0.27)	(0.27)	(0.57)		(0.09)

Net asset value, end of year	$4.46	$4.65	$4.56	$4.70		$4.82

Total return	2.81%	7.95%	2.72%	9.70%		22.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$233,886	$192,056	$115,154	$86,676		$90,014
Ratio of expenses to average net assets:
After waivers	1.00%	0.96%	0.85%	0.85%		0.79%
After waivers and fees paid indirectly	1.00%	0.96%	0.85%	N/A		N/A
Before waivers and fees paid indirectly	1.01%	1.00%	1.01%	0.97%		0.79%
Ratio of net investment income to average net assets:
After waivers	6.90%	6.76%	6.75%	6.61%		7.53%
After waivers and fees paid indirectly	6.90%	6.76%	6.75%	N/A		N/A
Before waivers and fees paid indirectly	6.89%	6.72%	6.59%	6.49%		7.53%
Portfolio turnover rate	77%	51%	50%	66%		60%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$— #	$— #	$0.01	$0.01	$	**

96	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/GAMCO Small Company Value Portfolio:

	Class IA	Class IB
	July 13, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$35.40	$30.13		$26.91	$27.75	$23.56	$17.16

Income (loss) from investment operations:
Net investment income	0.14	0.22		0.10	0.13	0.01	— #
Net realized and unrealized (loss) on investments and foreign currency transactions	(2.61)	2.55		4.91	1.06	4.90	6.42

Total from investment operations	(2.47)	2.77		5.01	1.19	4.91	6.42

Less distributions:
Dividends from net investment income	(0.22)	(0.14)		(0.25)	(0.12)	— #	(0.02)
Distributions from realized gains	(1.17)	(1.17)		(1.54)	(1.91)	(0.72)	—

Total dividends and distributions	(1.39)	(1.31)		(1.79)	(2.03)	(0.72)	(0.02)

Net asset value, end of period	$31.54	$31.59		$30.13	$26.91	$27.75	$23.56

Total return (b)	(6.86)%	9.32%		18.82%	4.33%	20.93%	37.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$337,261	$1,001,617		$727,119	$586,954	$470,869	$396,914
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.85%	1.10	%(c)	1.13%	1.09%	1.16%	N/A
Before fees paid indirectly (a)	0.88%	1.13	%(c)	1.14%	1.10%	1.17%	1.08%
Ratio of net investment income to average net assets:
After fees paid indirectly (a)	0.92%	0.66%		0.33%	0.46%	0.06%	N/A
Before fees paid indirectly (a)	0.89%	0.64%		0.32%	0.45%	0.05%	0.01%
Portfolio turnover rate	42%	42%		19%	22%	10%	8%

EQ Advisors Trust	Financial Highlights	97

Financial Highlights (cont’d)

EQ/Government Securities Portfolio:

	Class IA
	Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$10.77	$10.88	$11.16	$11.70	$11.82

Income (loss) from investment operations:
Net investment income	0.47	0.43	0.38	0.33	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25	(0.04)	(0.25)	(0.16)	(0.11)

Total from investment operations	0.72	0.39	0.13	0.17	0.20

Less distributions:
Dividends from net investment income	(0.53)	(0.50)	(0.40)	(0.66)	(0.32)
Distributions from realized gains	—	—	(0.01)	(0.05)	—

Total dividends and distributions	(0.53)	(0.50)	(0.41)	(0.71)	(0.32)

Net asset value, end of year	$10.96	$10.77	$10.88	$11.16	$11.70

Total return	6.70%	3.62%	1.30%	1.37%	1.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,678	$87,275	$107,313	$124,236	$132,972
Ratio of expenses to average net assets	0.73%	0.69%	0.68%	0.75%	0.66%
Ratio of net investment income to average net assets	4.26%	3.92%	3.36%	2.64%	2.61%
Portfolio turnover rate	705%	110%	76%	44%	32%

98	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/International Growth Portfolio:

	Class IB
	Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$6.50	$5.21	$4.68	$4.51	$3.46

Income from investment operations:
Net investment income	0.04	0.06	0.04	0.03	0.03
Net realized and unrealized gain on investments and foreign currency transactions	1.00	1.28	0.56	0.20	1.04

Total from investment operations	1.04	1.34	0.60	0.23	1.07

Less distributions:
Dividends from net investment income	(0.04)	(0.05)	(0.07)	(0.05)	(0.02)
Distributions from realized gains	(0.26)	—	—	(0.01)	—

Total dividends and distributions	(0.30)	(0.05)	(0.07)	(0.06)	(0.02)

Net asset value, end of year	$7.24	$6.50	$5.21	$4.68	$4.51

Total return	16.14%	25.65%	12.98%	5.27%	30.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$361,284	$164,899	$73,080	$53,426	$55,645
Ratio of expenses to average net assets:
After fees paid indirectly	1.37%	1.42%	1.14%	N/A	1.14%
Before fees paid indirectly	1.37%	1.42%	1.31%	1.32%	1.14%
Ratio of net investment income to average net assets:
After fees paid indirectly	0.61%	1.01%	0.79%	N/A	0.85%
Before fees paid indirectly	0.61%	1.01%	0.62%	0.57%	0.85%
Portfolio turnover rate	57%	79%	131%	154%	54%

EQ Advisors Trust	Financial Highlights	99

Financial Highlights (cont’d)

EQ/JPMorgan Core Bond Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004(e)	2003(e)	2007(e)	2006(e)		2005(e)	2004(e)	2003(e)
Net asset value, beginning of year	$10.96	$11.00	$11.14	$11.18	$11.19	$10.97	$11.01		$11.15	$11.19	$11.19

Income (loss) from investment operations:
Net investment income	0.56	0.55	0.42	0.33	0.34	0.53	0.50		0.39	0.30	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)	(0.08)	(0.14)	0.15	0.06	(0.20)	(0.06)		(0.14)	0.15	0.08

Total from investment operations	0.36	0.47	0.28	0.48	0.40	0.33	0.44		0.25	0.45	0.39

Less distributions:
Dividends from net investment income	(0.52)	(0.51)	(0.40)	(0.32)	(0.34)	(0.49)	(0.48)		(0.37)	(0.29)	(0.32)
Distributions from realized gains	—	—	(0.02)	(0.20)	(0.07)	—	—		(0.02)	(0.20)	(0.07)

Total dividends and distributions	(0.52)	(0.51)	(0.42)	(0.52)	(0.41)	(0.49)	(0.48)		(0.39)	(0.49)	(0.39)

Net asset value, end of year	$10.80	$10.96	$11.00	$11.14	$11.18	$10.81	$10.97		$11.01	$11.15	$11.19

Total return	3.35%	4.28%	2.50%	4.31%	3.62%	3.08%	4.01%		2.24%	4.13%	3.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$633,814	$105,248	$11,367	$5,715	$2,122	$1,529,392	$1,491,463		$1,392,453	$1,208,076	$1,081,959
Ratio of expenses to average net assets	0.56%	0.56%	0.49%	0.50%	0.52%	0.81%	0.81	%(c)	0.74%	0.75%	0.77%
Ratio of net investment income to average net assets	5.02%	4.87%	3.75%	2.93%	2.98%	4.78%	4.50%		3.50%	2.68%	2.73%
Portfolio turnover rate	513%	543%	588%	560%	464%	513%	543%		588%	560%	464%

100	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/JPMorgan Value Opportunities Portfolio:

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003	2007(e)	2006(e)		2005(e)	2004	2003
Net asset value, beginning of year	$14.16	$12.59	$12.30	$11.23	$8.97	$14.19	$12.61		$12.32	$11.26	$8.99

Income (loss) from investment operations:
Net investment income	0.23	0.24	0.20	0.19	0.15	0.20	0.21		0.16	0.17	0.14
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.39)	2.36	0.32	1.07	2.27	(0.39)	2.37		0.33	1.04	2.27

Total from investment operations	(0.16)	2.60	0.52	1.26	2.42	(0.19)	2.58		0.49	1.21	2.41

Less distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.23)	(0.19)	(0.16)	(0.21)	(0.22)		(0.20)	(0.15)	(0.14)
Distributions from realized gains	(2.13)	(0.78)	—	—	—	(2.13)	(0.78)		—	—	—

Total dividends and distributions	(2.37)	(1.03)	(0.23)	(0.19)	(0.16)	(2.34)	(1.00)		(0.20)	(0.15)	(0.14)

Net asset value, end of year	$11.63	$14.16	$12.59	$12.30	$11.23	$11.66	$14.19		$12.61	$12.32	$11.26

Total return	(0.93)%	20.65%	4.21%	11.21%	27.04%	(1.18)%	20.40%		3.94%	10.81%	26.81%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,890	$1,791	$399	$129	$108	$559,519	$645,905		$602,237	$642,993	$613,776
Ratio of expenses to average net assets:
After waivers	0.70%	0.70%	0.67%	0.70%	0.70%	0.95%	0.95%		0.92%	0.95%	0.95%
After waivers and fees paid indirectly	0.70%	0.70%	0.67%	0.51%	0.68%	0.95%	0.95%		0.92%	0.76%	0.93%
Before waivers and fees paid indirectly	0.74%	0.73%	0.67%	0.70%	0.70%	0.99%	0.98	%(c)	0.92%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers	1.62%	1.75%	1.58%	1.53%	1.67%	1.37%	1.53%		1.33%	1.28%	1.42%
After waivers and fees paid indirectly	1.62%	1.75%	1.58%	1.72%	1.69%	1.37%	1.53%		1.33%	1.47%	1.44%
Before waivers and fees paid indirectly	1.58%	1.72%	1.58%	1.53%	1.67%	1.33%	1.51%		1.33%	1.28%	1.42%
Portfolio turnover rate	79%	78%	67%	91%	43%	79%	78%		67%	91%	43%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$0.01	$— #	$—	$—	$—	$0.01	$—	#	$—	$—	$—

EQ Advisors Trust	Financial Highlights	101

Financial Highlights (cont’d)

EQ/Long Term Bond Portfolio:

	Class IA							Class IB
	Year Ended December 31,							Year Ended December 31,		April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)	2005(e)		2004	2003(e)		2007(e)	2006(e)
Net asset value, beginning of year	$13.27	$13.54	$13.54		$14.37		$14.53	$13.27	$13.55	$13.77

Income (loss) from investment operations:
Net investment income	0.67	0.63	0.60		0.77		0.69	0.64	0.60	0.38
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.33	(0.33)	(0.19)		0.32		— #	0.32	(0.35)	(0.23)

Total from investment operations	1.00	0.30	0.41		1.09		0.69	0.96	0.25	0.15

Less distributions:
Dividends from net investment income	(0.58)	(0.57)	(0.29)		(1.50)		(0.84)	(0.54)	(0.53)	(0.25)
Distributions from realized gains	—	—	(0.12)		(0.42)		(0.01)	—	—	(0.12)

Total dividends and distributions	(0.58)	(0.57)	(0.41)		(1.92)		(0.85)	(0.54)	(0.53)	(0.37)

Net asset value, end of year	$13.69	$13.27	$13.54		$13.54		$14.37	$13.69	$13.27	$13.55

Total return	7.72%	2.08%	3.03%		7.92%		4.81%	7.35%	1.82%	1.13%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,117,060	$693,119	$537,340		$100,561		$108,325	$147,867	$108,067	$58,672
Ratio of expenses to average net assets:
After waivers	0.53%	0.55%	0.60	%(c)	0.75%		0.66%	0.78%	0.80%	0.85	%(c)
After waivers and fees paid indirectly	0.53%	0.55%	0.60	%(c)	N/A		0.66%	0.78%	0.80%	0.85	%(c)
Before waivers and fees paid indirectly	0.53%	0.55%	0.60	%(c)	0.75%		0.66%	0.78%	0.80%	0.85	%(c)
Ratio of net investment income to average net assets:
After waivers	4.99%	4.75%	4.36	%(c)	4.69%		4.65%	4.73%	4.50%	4.11	%(c)
After waivers and fees paid indirectly	4.99%	4.75%	4.36	%(c)	N/A		4.65%	4.73%	4.50%	4.11	%(c)
Before waivers and fees paid indirectly	4.99%	4.75%	4.36	%(c)	4.69%		4.65%	4.73%	4.50%	4.11	%(c)
Portfolio turnover rate	522%	233%	69%		36%		18%	522%	233%	69%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	$—	$—		$— #	$	**	$—	$—	$—

102	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Lord Abbett Mid Cap Value Portfolio:

	Class IA			Class IB
	Year Ended December 31,		April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)	2006(e)
Net asset value, beginning of period	$12.47	$11.28	$10.00	$12.48	$11.29		$10.00

Income from investment operations:
Net investment income	0.10	0.14	0.08	0.07	0.07		0.06
Net realized and unrealized gain on investments	— #	1.28	1.30	— #	1.32		1.30

Total from investment operations	0.10	1.42	1.38	0.07	1.39		1.36

Less distributions:
Dividends from net investment income	(0.10)	(0.08)	(0.06)	(0.06)	(0.05)		(0.03)
Distributions from realized gains	(0.84)	(0.15)	(0.04)	(0.84)	(0.15)		(0.04)

Total dividends and distributions	(0.94)	(0.23)	(0.10)	(0.90)	(0.20)		(0.07)

Net asset value, end of period	$11.63	$12.47	$11.28	$11.65	$12.48		$11.29

Total return (b)	0.81%	12.66%	13.82%	0.64%	12.37%		13.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,868	$76,210	$114	$340,422	$245,301		$123,436
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%	1.05%		1.05%
After waivers and fees paid indirectly (a)	0.79%	0.80%	0.76%	1.04%	1.05	%(c)	1.01%
Before waivers and fees paid indirectly (a)	0.85%	0.85%	1.02%	1.10%	1.10	%(c)	1.27%
Ratio of net investment income to average net assets:
After waivers (a)	0.78%	1.11%	1.03%	0.54%	0.64%		0.78%
After waivers and fees paid indirectly (a)	0.79%	1.11%	1.07%	0.55%	0.64%		0.82%
Before waivers and fees paid indirectly (a)	0.74%	1.06%	0.81%	0.50%	0.58%		0.56%
Portfolio turnover rate	32%	24%	19%	32%	24%		19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.01	$0.02	$0.01	$0.01		$0.02

EQ Advisors Trust	Financial Highlights	103

Financial Highlights (cont’d)

EQ/Money Market Portfolio(s)(v):

	Class IA					Class IB
	Year Ended December 31,					Year Ended December 31,
	2007(e)	2006(e)	2005(e)	2004	2003(e)	2007(e)	2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of year	$1.000	$1.000	$1.001	$1.002	$1.003	$1.000	$1.000	$1.000	$1.001	$1.002

Income (loss) from investment operations:
Net investment income	0.048	0.046	0.029	0.012	0.009	0.046	0.044	0.027	0.009	0.006
Net realized and unrealized gain (loss) on investments	—	— #	— #	(0.001)	— #	—	— #	— #	(0.001)	— #

Total from investment operations	0.048	0.046	0.029	0.011	0.009	0.046	0.044	0.027	0.008	0.006

Less distributions:
Dividends from net investment income	(0.048)	(0.046)	(0.030)	(0.012)	(0.010)	(0.046)	(0.044)	(0.027)	(0.009)	(0.007)

Net asset value, end of year	$1.000	$1.000	$1.000	$1.001	$1.002	$1.000	$1.000	$1.000	$1.000	$1.001

Total return	4.97%	4.72%	2.85%	1.02%	0.82%	4.71%	4.46%	2.65%	0.77%	0.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$869,405	$831,695	$737,535	$598,718	$705,877	$1,199,272	$918,153	$773,184	$774,625	$942,215
Ratio of expenses to average net assets	0.45%	0.44%	0.39%	0.39%	0.39%	0.70%	0.69%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets	4.83%	4.65%	2.86%	1.01%	0.82%	4.57%	4.42%	2.61%	0.76%	0.57%

104	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Montag & Caldwell Growth Portfolio(l)(t):

	Class IA					Class IB
	Year Ended December 31,			December 13, 2004* to December 31, 2004(e)		Year Ended December 31,
	2007(e)	2006(e)	2005(e)			2007(e)	2006(e)	2005(e)	2004(e)	2003(e)
Net asset value, beginning of period	$5.44	$5.05	$4.80	$4.73		$5.45	$5.06	$4.81	$4.64	$3.98

Income from investment operations:
Net investment income	0.03	0.02	0.02	—	#	0.01	0.01	0.01	0.01	0.01
Net realized and unrealized gain on investments	1.12	0.39	0.25	0.09		1.12	0.39	0.25	0.18	0.67

Total from investment operations	1.15	0.41	0.27	0.09		1.13	0.40	0.26	0.19	0.68

Less distributions:
Dividends from net investment income	(0.03)	(0.02)	(0.02)	(0.02)		(0.01)	(0.01)	(0.01)	(0.02)	(0.02)

Net asset value, end of period	$6.56	$5.44	$5.05	$4.80		$6.57	$5.45	$5.06	$4.81	$4.64

Total return (b)	21.13%	8.20%	5.71%	0.99%		20.77%	7.91%	5.43%	4.10%	17.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,661	$10,045	$11,800	$13,837		$345,467	$274,068	$305,851	$258,854	$265,471
Ratio of expenses to average net assets:
After waivers (a)	0.90%	0.88%	0.83%	0.76	%(c)	1.15%	1.13%	1.08%	1.12%	1.03%
After waivers and fees paid indirectly (a)	0.88%	0.86%	0.80%	N/A		1.13%	1.11%	1.05%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.90%	0.88%	0.83%	0.76	%(c)	1.15%	1.13%	1.08%	1.12%	1.03%
Ratio of net investment income to average net assets:
After waivers (a)	0.47%	0.42%	0.48%	0.47	%(c)	0.21%	0.17%	0.23%	0.11%	0.34%
After waivers and fees paid indirectly (a)	0.48%	0.43%	0.51%	N/A		0.22%	0.18%	0.26%	N/A	N/A
Before waivers and fees paid indirectly (a)	0.47%	0.42%	0.48%	0.47	%(c)	0.21%	0.17%	0.23%	0.11%	0.34%
Portfolio turnover rate	71%	66%	55%	58%		71%	66%	55%	58%	40%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	$—	$—		$— #	$—	$—	$—	$—

EQ Advisors Trust	Financial Highlights	105

Financial Highlights (cont’d)

EQ/PIMCO Real Return Portfolio:

	Class IA	Class IB
	March 30, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$10.06	$9.76		$10.14	$10.31	$10.33		$10.19

Income from investment operations:
Net investment income	0.34	0.43		0.43	0.34	0.20		0.24
Net realized and unrealized gain on investments, options written, futures, and foreign currency transactions	0.51	0.70		(0.41)	(0.26)	0.29		0.31

Total from investment operations	0.85	1.13		0.02	0.08	0.49		0.55

Less distributions:
Dividends from net investment income	(0.29)	(0.26)		(0.35)	(0.22)	(0.21)		(0.25)
Distributions from realized gains	(0.09)	(0.09)		(0.05)	(0.03)	(0.30)		(0.16)

Total dividends and distributions	(0.38)	(0.35)		(0.40)	(0.25)	(0.51)		(0.41)

Net asset value, end of period	$10.53	$10.54		$9.76	$10.14	$10.31		$10.33

Total return (b)	8.72%	11.43%		0.44%	0.77%	4.78%		5.65%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$705,347	$584,940		$375,504	$217,873	$60,511		$51,752
Ratio of expenses to average net assets:
After waivers (a)	0.65%	0.90%		0.70%	0.65%	0.65%		0.65%
Before waivers (a)	0.69%	0.94	%(c)	0.95%	0.96%	1.00%		0.82%
Ratio of net investment income to average net assets:
After waivers (a)	4.45%	4.27%		4.20%	3.31%	2.04%		2.26%
Before waivers (a)	4.40%	4.21%		3.95%	3.00%	1.69%		2.09%
Portfolio turnover rate	1,088%	1,088%		1,040%	1,249%	396%		364%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01		$0.03	$0.03	$0.04	$	**

106	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Short Duration Bond Portfolio:

	Class IA				Class IB
	Year Ended December 31,		June 9, 2005* to December 31, 2005(e)		Year Ended December 31,						May 1, 2003* to December 31, 2003(e)
	2007(e)	2006(e)			2007(e)	2006(e)		2005(e)		2004
Net asset value, beginning of period	$9.98	$9.94	$10.02		$9.99	$9.95		$9.92		$9.98		$10.00

Income (loss) from investment operations:
Net investment income	0.46	0.43	0.38		0.44	0.40		0.28		0.23		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.09	(0.01)	(0.33)		0.09	(0.01)		(0.14)		(0.06)		(0.04)

Total from investment operations	0.55	0.42	0.05		0.53	0.39		0.14		0.17		0.11

Less distributions:
Dividends from net investment income	(0.44)	(0.38)	(0.13)		(0.42)	(0.35)		(0.11)		(0.23)		(0.13)
Distributions from realized gains	—	—	—	#	—	—		—	#	—		—

Total dividends and distributions	(0.44)	(0.38)	(0.13)		(0.42)	(0.35)		(0.11)		(0.23)		(0.13)

Net asset value, end of period	$10.09	$9.98	$9.94		$10.10	$9.99		$9.95		$9.92		$9.98

Total return (b)	5.56%	4.22%	0.52%		5.28%	3.95%		1.38%		1.70%		1.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,131,300	$1,781,319	$1,219,936		$110,923	$85,346		$36,314		$13,442		$9,767
Ratio of expenses to average net assets:
After waivers (a)	0.58%	0.54%	0.40	%(c)	0.83%	0.79	%(c)	0.65	%(c)	0.65%		0.65%
Before waivers (a)	0.58%	0.54%	0.51	%(c)	0.83%	0.79	%(c)	0.76	%(c)	1.22%		0.72%
Ratio of net investment income to average net assets:
After waivers (a)	4.52%	4.21%	3.76	%(c)	4.28%	3.97%		3.51	%(c)	2.55%		2.54%
Before waivers (a)	4.52%	4.21%	3.65	%(c)	4.28%	3.97%		3.40	%(c)	1.98%		2.47%
Portfolio turnover rate	134%	101%	52%		134%	101%		52%		36%		4%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$0.01		$—	$—		$0.01		$0.06	$	**

EQ Advisors Trust	Financial Highlights	107

Financial Highlights (cont’d)

EQ/Small Company Index Portfolio:

	Class IA						Class IB
	Year Ended December 31,						Year Ended December 31,
	2007(e)	2006(e)		2005(e)	2004	2003(e)	2007(e)	2006(e)		2005(e)	2004	2003(e)
Net asset value, beginning of year	$13.01	$11.68		$11.87	$10.47	$7.19	$13.01	$11.68		$11.87	$10.47	$7.19

Income (loss) from investment operations:
Net investment income	0.18	0.15		0.13	0.08	0.07	0.14	0.11		0.10	0.07	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.43)	1.94		0.40	1.79	3.26	(0.42)	1.94		0.40	1.77	3.26

Total from investment operations	(0.25)	2.09		0.53	1.87	3.33	(0.28)	2.05		0.50	1.84	3.30

Less distributions:
Dividends from net investment income	(0.21)	(0.13)		(0.12)	(0.09)	(0.05)	(0.18)	(0.09)		(0.09)	(0.06)	(0.02)
Distributions from realized gains	(0.94)	(0.63)		(0.60)	(0.38)	—	(0.94)	(0.63)		(0.60)	(0.38)	—

Total dividends and distributions	(1.15)	(0.76)		(0.72)	(0.47)	(0.05)	(1.12)	(0.72)		(0.69)	(0.44)	(0.02)

Net asset value, end of year	$11.61	$13.01		$11.68	$11.87	$10.47	$11.61	$13.01		$11.68	$11.87	$10.47

Total return	(1.55)%	17.98%		4.50%	17.97%	46.30%	(1.82)%	17.68%		4.24%	17.67%	45.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$130,825	$380,834		$24,343	$18,361	$7,462	$669,947	$687,050		$517,538	$480,368	$319,634
Ratio of expenses to average net assets	0.39%	0.38	%(c)	0.33%	0.38%	0.60%	0.64%	0.63	%(c)	0.58%	0.63%	0.85%
Ratio of net investment income to average net assets	1.36%	1.17%		1.09%	0.94%	0.75%	1.04%	0.87%		0.84%	0.69%	0.50%
Portfolio turnover rate	32%	26%		26%	21%	32%	32%	26%		26%	21%	32%

108	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/T. Rowe Price Growth Stock Portfolio(g):

	Class IA	Class IB
	May 16, 2007* to December 31, 2007(e)	Year Ended December 31,
		2007(e)		2006(e)	2005(e)	2004	2003(e)
Net asset value, beginning of period	$22.76	$21.20		$22.09	$21.25	$18.72		$12.24

Income from investment operations:
Net investment income	0.09	0.02		(0.13)	(0.17)	(0.17)		(0.11)
Net realized and unrealized loss on investments and foreign currency transactions	(0.09)	1.48		(0.76)	1.01	2.70		6.59

Total from investment operations	— #	1.50		(0.89)	0.84	2.53		6.48

Less distributions:
Dividends from net investment income	(0.07)	(0.02)		—	—	—		—
Distributions from realized gains	(1.24)	(1.24)		—	—	—		—

Total dividends and distributions	(1.31)	(1.26)		—	—	—		—

Net asset value, end of period	$21.45	$21.44		$21.20	$22.09	$21.25		$18.72

Total return (b)	0.24%	7.19%		(3.98)%	3.95%	13.51%		52.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,219	$590,564		$246,130	$302,413	$285,682		$282,945
Ratio of expenses to average net assets:
After waivers (a)	0.90%	1.15%		1.15%	1.13%	1.15%		1.08%
After waivers and fees paid indirectly (a)	0.62%	0.87	%(c)	1.15%	1.13%	1.14%		1.06%
Before waivers and fees paid indirectly (a)	0.93%	1.18	%(c)	1.18%	1.13%	1.17%		1.08%
Ratio of net investment income to average net assets:
After waivers (a)	0.33%	(0.10)%		(0.60)%	(0.84)%	(0.85)%		(0.72)%
After waivers and fees paid indirectly (a)	0.61%	0.10%		(0.60)%	(0.84)%	(0.84)%		(0.70)%
Before waivers and fees paid indirectly (a)	0.30%	(0.14)%		(0.62)%	(0.84)%	(0.87)%		(0.72)%
Portfolio turnover rate	169%	169%		40%	15%	18%		19%
Effect of contractual expense limitation during the year:
Per share benefit to net investment loss	$— #	$0.01		$0.01	$—	$— #	$	**

EQ Advisors Trust	Financial Highlights	109

Financial Highlights (cont’d)

EQ/Van Kampen Mid Cap Growth Portfolio:

	Class IA			Class IB
	Year Ended December 31		April 29, 2005* to December 31, 2005(e)	Year Ended December 31,			April 29, 2005* to December 31, 2005(e)
	2007(e)	2006(e)		2007(e)		2006(e)
Net asset value, beginning of period	$13.58	$12.51	$10.00	$13.56		$12.48	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.17	0.05	(0.01)	0.06		0.01	(0.03)
Net realized and unrealized gain on investments and foreign currency	2.88	1.14	2.52	2.93		1.15	2.51

Total from investment operations	3.05	1.19	2.51	2.99		1.16	2.48

Less Distributions:
Dividends from net investment income	(0.08)	(0.05)	—	(0.03)		(0.01)	—
Distributions from realized gains	(0.82)	(0.07)	—	(0.82)		(0.07)	—

Total dividends and distributions	(0.90)	(0.12)	—	(0.85)		(0.08)	—

Net asset value, end of period	$15.73	$13.58	$12.51	$15.70		$13.56	$12.48

Total return (b)	22.74%	9.50%	25.10%	22.38%		9.33%	24.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$62,728	$137	$125	$378,803		$139,188	$49,826
Ratio of expenses to average net assets:
After waivers (a)	0.80%	0.80%	0.80%	1.05%		1.05%	1.05%
After waivers and fees paid indirectly (a)	0.79%	0.76%	0.77%	1.04	%(c)	1.01%	1.02%
Before waivers and fees paid indirectly (a)	0.85%	0.90%	1.45%	1.10	%(c)	1.15%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	1.07%	0.38%	(0.12)%	0.39%		0.06%	(0.37)%
After waivers and fees paid indirectly (a)	1.07%	0.41%	(0.09)%	0.41%		0.10%	(0.34)%
Before waivers and fees paid indirectly (a)	1.01%	0.27%	(0.77)%	0.33%		(0.04)%	(1.02)%
Portfolio turnover rate	55%	64%	39%	55%		64%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.01	$0.01	$0.05	$0.01		$0.01	$0.05

110	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

EQ/Van Kampen Real Estate Portfolio:

	Class IA	Class IB
	July 2, 2007* to December 31, 2007(e)	July 2, 2007* to December 31, 2007(e)
Net asset value, beginning of period	$10.00	$10.00

Income (loss) from investment operations:
Net investment income	0.09	0.09
Net realized and unrealized loss on investments and foreign currency transactions	(1.74)	(1.75)

Total from investment operations	(1.65)	(1.66)

Less Distributions:
Dividends from net investment income	(0.08)	(0.07)
Distributions from realized gains	(0.05)	(0.05)

Total dividends and distributions	(0.13)	(0.12)

Net asset value, end of period	$8.22	$8.22

Total return (b)	(16.41)%	(16.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,052	$592,541
Ratio of expenses to average net assets:
After waivers (a)	1.01%	1.26%
After waivers and fees paid indirectly (a)	1.01%	1.26%
Before waivers and fees paid indirectly (a)	1.11%	1.36	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.09%	1.96%
After waivers and fees paid indirectly (a)	2.09%	1.96%
Before waivers and fees paid indirectly (a)	2.00%	1.91%
Portfolio turnover rate	20%	20%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$—	#

EQ Advisors Trust	Financial Highlights	111

Financial Highlights (cont’d)

*	Commencement of Operations.
**	Prior to December 31, 2004, these ratios and per share amounts were not provided.
****	Prior to December 31, 2007, these ratios were not provided.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.
(g)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Janus Large Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/TCW Equity Portfolio.
(h)	On July 6, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Capital Guardian U.S. Equity Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(i)	On August 17, 2007, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/AllianceBernstein Growth & Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2007 represents the results of operations of the EQ/AllianceBernstein Value Portfolio.
(l)	On February 28, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the Enterprise Balanced Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Montag & Caldwell Growth Portfolio.
(m)	On May 2, 2003, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2003 represents the results of operations of the EQ/Alliance International Portfolio.
(n)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Boston Advisors Equity Income Portfolio.
(o)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Global Socially Responsive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Calvert Socially Responsible Portfolio.
(p)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Diversified Portfolio and EQ/ MONY Equity Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Capital Guardian Research Portfolio.
(s)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/MONY Money Market Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/Money Market Portfolio.
(t)	On September 9, 2005, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Enterprise Multi-Cap Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2005 represents the results of operations of the EQ/ Montag & Caldwell Growth Portfolio.
(v)	On July 7, 2005, this Portfolio split in the form of a dividend payable in shares of the Portfolio in order to establish a $1.00 net asset value. The dividend consisted of 10.345 shares and 10.303 shares in exchange for one (1) share of the Portfolio’s Class IA and Class IB shares, respectively. All transactions in capital stock and per share data prior to this date have been restated to give effect to the split.
(w)	Includes dividend expense.
(y)	In 2007, 0.48% and 0.41% of the Portfolio’s total return for Class IA and Class IB, respectively, consists of voluntary payments made by unaffiliated service providers in connection with cash which remained under-invested for a period of time. These payments positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.07 and $0.06, respectively, per share and are included in net realized and unrealized gain on investments and foreign currency transactions.
(z)	In 2007, 0.04% of the Portfolio’s total return for each class consists of a voluntary payment made by the Adviser in connection with cash which remained under-invested for a period of time. This payment positively impacted the net asset value of the Portfolio’s Class IA and Class IB shares by $0.01 per share and is included in net realized and unrealized gain on investments.

112	Financial Highlights	EQ Advisors Trust

If you would like more information about the Portfolios, the following documents are available free upon request. The Trust does not have a website available for accessing such information.

Annual and Semi-Annual Reports — Include more information about the Portfolios’ investments and performance. The reports usually include performance information, a discussion of market conditions and the investment strategies that affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI) — Provides more detailed information about the Portfolios, has been filed with the SEC and is incorporated into this Prospectus by reference.

Portfolio Holdings Disclosure — A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ SAI.

To order a free copy of a Portfolio’s SAI and/or Annual and Semi-Annual Report,

contact your financial professional, or the Portfolios at:

EQ Advisors Trust

1290 Avenue of the Americas

New York, New York 10104

Telephone: 1-877-222-2144

Your financial professional or EQ Advisors Trust will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Portfolios (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR database on the SEC’s Internet site at:

http://www.sec.gov.

Investors may also obtain copies of this information, after paying a duplicating fee, by electronic request at the following

E-mail address:

publicinfo@sec.gov or by writing the SEC’s

Public Reference Section,

Washington, D.C. 20549-0102.

EQ Advisors Trust

(Investment Company Act File No. 811-07953)

© 2008 EQ Advisors Trust